Credit Suisse Floating Rate High Income Fund

Schedule of Investments

January 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (91.6%)
Advertising (0.8%)
$7,310	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(1)	(B, B1)	05/03/28	7.922	$6,656,976
8,321	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(1)	(B, B1)	12/31/31	7.922	6,841,178
					13,498,154
Aerospace & Defense (4.4%)
519	Air Comm Corp. LLC(2)	(B, B2)	12/11/31	1.000	520,744
10,651	Air Comm Corp. LLC, 3 mo. USD Term SOFR + 2.750%(1)	(B, B2)	12/11/31	6.440-6.572	10,682,332
13,470	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 2.000%(1)	(BB-, Ba2)	09/29/31	5.672	13,486,612
2,513	Arcline FM Holdings LLC, 3 mo. USD Term SOFR + 2.750%(1)	(B, B2)	06/23/30	6.422	2,524,234
1,290	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 1.000%(1)	(CCC+, Caa2)	05/25/29	4.932	287,818
8,886	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(1)	(CCC+, Caa2)	05/25/29	8.182	1,983,215
2,147	Bleriot U.S. Bidco, Inc., 3 mo. USD Term SOFR + 2.500%(1)	(B, B2)	10/31/30	6.172	2,149,420
6,394	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%(1)	(B+, B2)	07/01/31	6.167-6.322	6,403,076
9,440	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B+, B2)	07/01/31	6.172	9,465,636
1,880	CACI International, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Baa3)	10/30/31	5.422	1,883,953
1,843	KBR, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba1)	01/17/31	5.672	1,851,867
6,214	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B, B2)	09/23/31	6.172	6,225,048
594	Peraton Corp., 3 mo. USD Term SOFR + 7.750%(1)	(NR, NR)	02/01/29	11.672	455,378
10,745	Peraton Corp., 3 mo. USD Term SOFR + 3.750%(1)	(B-, Caa1)	02/01/28	7.517	9,945,765
377	TransDigm, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BB-, Ba3)	03/22/30	5.922	376,599
7,180	TransDigm, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(BB-, Ba3)	02/28/31	6.172	7,184,775
2,254	TransDigm, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(BB-, Ba3)	01/19/32	6.172	2,255,247
1,216	TransDigm, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(BB-, Ba3)	08/19/32	6.172	1,216,638
					78,898,357
Air Transportation (0.7%)
7,553	American Airlines, Inc.(1),(3)	(BB-, Ba2)	01/29/27	0.000	7,552,082
4,377	United Airlines, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BBB-, Baa3)	02/22/31	5.673	4,389,738
					11,941,820
Auto Parts & Equipment (2.4%)
2,537	American Axle & Manufacturing, Inc.(1),(3)	(BB, Ba2)	02/24/32	0.000	2,546,057
8,209	Autokiniton U.S. Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(1)	(B, B2)	04/06/28	7.786	8,198,752
412	Clarios Global LP, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, B2)	01/28/32	6.422	413,528
16,515	Clarios Global LP, 1 mo. USD Term SOFR + 2.500%(1)	(BB-, B2)	05/06/30	6.172	16,528,233
2,768	Garrett LX I SARL, 3 mo. USD Term SOFR + 2.000%(1)	(BBB-, Ba1)	01/30/32	5.667	2,780,271
2,690	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%(1),(4),(16)	(NR, NR)	11/30/26	9.786	2,434,327
327	Les Schwab Tire Centers, 1 mo. USD Term SOFR + 2.500%(1)	(B, B2)	04/23/31	6.171-6.322	327,776
592	Openlane, Inc., 3 mo. USD Term SOFR + 2.500%(1)	(B, B1)	10/08/32	6.365	592,875
8,549	RVR Dealership Holdings LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B, Caa1)	02/08/28	7.522	8,491,384
					42,313,203
Automakers (0.1%)
2,052	Valvoline, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB, Ba1)	12/01/32	5.700	2,065,918

Banking (0.3%)
4,818	Victory Capital Holdings, Inc., 3 mo. USD Term SOFR + 2.000%(1)	(BB, Ba1)	09/23/32	5.672	4,833,296

Beverages (0.7%)
2,547	Aramark Services, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba1)	06/22/30	5.422	2,555,863
3,640	Aspire Bakeries Holdings LLC, 1 mo. USD Term SOFR + 3.000%(1)	(B, B2)	12/23/30	6.672	3,663,131
6,758	Newly Weds Foods, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(B+, B1)	03/15/32	5.921	6,774,533
					12,993,527
Brokerage (0.2%)
3,464	DRW Holdings LLC, 1 mo. USD Term SOFR + 3.500%(1)	(BB-, Ba3)	06/26/31	7.172	3,424,272
383	RE/MAX International, Inc., 1 mo. USD Term SOFR + 2.500%(1),(16)	(BB-, B2)	07/21/28	6.286	378,840
					3,803,112
Building & Construction (1.3%)
5,357	Latham Pool Products, Inc., 3 mo. USD Term SOFR + 3.750%(1)	(BB-, B2)	02/23/29	7.722	5,360,321
2,468	MV Holding GmbH, 1 mo. USD Term SOFR + 2.000%(1)	(BB-, Ba3)	03/17/32	5.672	2,472,673

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Building & Construction (continued)
$2,572	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BB, Ba3)	03/19/29	5.922	$2,578,284
2,861	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BB, Ba3)	02/10/32	5.922	2,864,020
2,759	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BB, Ba3)	04/14/31	5.922	2,764,438
4,840	Tecta America Corp., 1 mo. USD Term SOFR + 2.750%(1)	(B, B2)	02/18/32	6.422	4,857,014
1,806	TRC Cos. LLC, 1 mo. USD Term SOFR + 3.000%(1)	(B, B3)	12/08/28	6.672	1,807,835
					22,704,585
Building Materials (1.9%)
3,804	ARAMSCO, Inc., 3 mo. USD Term SOFR + 4.750%(1)	(CCC+, Caa1)	10/10/30	8.422	2,650,252
5,660	Core & Main LP, 3 mo. USD Term SOFR + 2.000%(1)	(BB, Ba3)	07/27/28	5.690	5,679,370
5,463	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 3.250%((1)	(B-, Caa1)	04/12/28	7.030	4,247,841
3,543	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%(1)	(B-, Caa1)	08/01/28	9.305	2,750,044
93	Kodiak Building Partners, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(B+, B3)	12/04/31	7.422	91,489
1,646	Mannington Mills, Inc., 3 mo. USD Term SOFR + 4.750%(1),(4),(16)	(B+, B3)	03/25/32	8.422	1,637,967
1,277	MI Windows & Doors LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, B2)	03/28/31	6.422	1,278,433
3,131	Oscar AcquisitionCo LLC, 3 mo. USD Term SOFR + 4.250%(1)	(CCC+, B3)	04/29/29	7.922	2,406,035
12,120	White Cap Buyer LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	10/19/29	6.922	12,113,017
					32,854,448
Cable & Satellite TV (0.6%)
1,649	Sunrise Financing Partnership, 6 mo. USD Term SOFR + 2.500%(1)	(BB-, B1)	02/15/32	6.129	1,647,455
7,000	Ziggo BV, 1 mo. EURIBOR + 3.000%(1),(5)	(B+, B1)	01/31/29	4.944	8,250,982
					9,898,437
Chemicals (4.0%)
3,446	AAP Buyer, Inc., 3 mo. USD Term SOFR + 2.750%(1),(16)	(B+, B1)	09/09/31	6.417	3,458,585
3,455	CPC Acquisition Corp., 3 mo. USD Term SOFR + 7.750%(1),(4),(16)	(CC, Ca)	12/29/28	11.684	1,019,237
1,435	Flexsys Holdings, Inc., 1 mo. USD Term SOFR + 5.250%(1)	(CCC, Caa3)	08/01/29	9.036	130,084
1,230	Flexsys Holdings, Inc., 1 mo. USD Term SOFR + 6.250%(1)	(B, Caa1)	08/01/29	9.922	769,105
2,375	Formulations Parent Corp., 3 mo. USD Term SOFR + 4.000%(1),(16)	(B, B2)	04/09/32	7.650	2,381,369
719	Hexion Holdings Corp., 1 mo. USD Term SOFR + 7.438%(1)	(CCC+, Caa2)	03/15/30	11.209	692,549
5,820	Hexion Holdings Corp., 1 mo. USD Term SOFR + 4.000%(1)	(B-, B3)	03/15/29	7.671	5,712,765
5,733	Illuminate Buyer LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B+, B2)	12/31/29	6.172	5,747,618
2,273	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%(1)	(BB-, B3)	04/02/29	8.022	1,593,277
1,040	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%(1)	(BB-, B3)	10/07/31	7.922	680,870
1,833	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 2.500%(1)	(BB-, B2)	11/08/28	6.272	1,513,008
6,729	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.250%(1),(16)	(BB-, B2)	02/18/30	6.922	4,878,570
4,722	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.000%(1)	(BB-, B2)	02/07/31	6.672	3,325,441
2,516	Lonza Group AG, 3 mo. USD Term SOFR + 3.925%(1)	(B-, B2)	07/03/28	7.697	2,142,135
2,475	Minerals Technologies, Inc., 1 mo. USD Term SOFR + 2.000%(1),(16)	(BB+, Ba1)	11/26/31	5.672	2,487,375
1,858	New Arclin U.S. Holding Corp., 1 mo. USD Term SOFR + 7.000%(1),(4)	(CCC+, Caa1)	09/30/29	10.772	1,854,019
4,351	New Arclin U.S. Holding Corp., 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	09/30/28	7.272	4,348,761
1,836	Nouryon Finance BV, 6 mo. USD Term SOFR + 3.250%(1)	(B+, B2)	04/03/28	7.036	1,838,077
871	Nouryon Finance BV, 3 mo. USD Term SOFR + 3.250%(1)	(B+, B2)	04/03/28	6.917	870,909
1,447	Olympus Water U.S. Holding Corp., 3 mo. USD Term SOFR + 3.250%(1)	(B-, B3)	11/03/32	6.922	1,427,748
2,633	PMHC II, Inc., 3 mo. USD Term SOFR + 6.250%(1),(16)	(CCC+, Caa1)	04/21/29	9.900	1,316,471
10,994	PMHC II, Inc., 3 mo. USD Term SOFR + 4.250%(1)	(CCC+, Caa1)	04/23/29	8.050	4,589,956
1,674	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 1.000%(1)	(B-, Caa1)	12/23/30	4.685	1,945,916
1,798	Potters Industries LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B, B2)	12/23/32	6.172	1,799,007
8,236	RelaDyne, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B, B3)	12/23/30	7.172	8,181,929
897	SK Neptune Husky Finance SARL(4),(6),(7)	(NR, WR)	04/30/26	0.000	127,837
9,227	SK Neptune Husky Group SARL(4),(6),(7)	(NR, WR)	01/03/29	0.000	230,671
1,475	Solstice Advanced Materials, Inc., 3 mo. USD Term SOFR + 1.750%(1)	(BBB-, Baa3)	10/29/32	5.417	1,483,603
5,233	Tronox Finance LLC, 3 mo. USD Term SOFR + 2.250%(1)	(B, B1)	04/04/29	5.922	4,515,696
					71,062,588
Discount Stores (0.5%)
5,000	Peer Holding III BV, 3 mo. EURIBOR + 2.750%(1),(5)	(BB+, Ba1)	09/29/32	4.769	5,981,979

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Discount Stores (continued)
$3,501	Peer Holding III BV, 3 mo. USD Term SOFR + 2.250%(1)	(BB+, Ba1)	09/29/32	5.922	$3,506,044
					9,488,023
Diversified Capital Goods (0.6%)
1,668	DexKo Global, Inc., 3 mo. USD Term SOFR + 3.750%(1)	(B-, B2)	10/04/28	7.679	1,662,286
3,305	Kohler Energy Co. LLC, 3 mo. USD Term SOFR + 3.750%(1)	(B, B1)	05/01/31	7.422	3,310,829
606	Pinnacle Buyer LLC(2)	(B, B2)	10/01/32	0.000	607,956
3,145	Pinnacle Buyer LLC, 3 mo. USD Term SOFR + 2.500%(1)	(B, B2)	10/01/32	6.161	3,153,467
2,015	Topgolf Callaway Brands Corp., 1 mo. USD Term SOFR + 2.750%(1)	(BB, Ba3)	03/18/30	6.422	2,023,407
					10,757,945
Electronics (2.2%)
1,498	Altar Bidco, Inc., 1 yr. USD Term SOFR + 5.600%(1)	(CCC+, Caa1)	02/01/30	9.108	1,422,758
6,252	Altar Bidco, Inc., 3 mo. USD Term SOFR + 3.100%(1)	(B, B1)	02/01/29	6.783	6,187,804
2,449	Coherent Corp., 1 mo. USD Term SOFR + 1.750%(1)	(BB, Ba1)	07/02/29	5.422	2,461,530
1,173	Idemia Group, 3 mo. USD Term SOFR + 4.250%(1)	(B, B2)	09/30/28	7.922	1,161,877
5,250	Idemia Identity & Security France SAS, 3 mo. EURIBOR + 4.000%(1),(5)	(B, B2)	09/29/28	6.019	6,194,139
1,030	Infinite Bidco LLC, 3 mo. USD Term SOFR + 7.000%(1)	(CCC, Caa2)	03/02/29	10.929	988,728
2,056	Ingram Micro, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BB, Ba3)	09/22/31	5.923	2,064,555
1,224	MaxLinear, Inc., 1 mo. USD Term SOFR + 2.250%(1),(4),(16)	(B, B3)	06/23/28	6.036	1,162,641
11,998	SolarWinds Holdings, Inc., 3 mo. USD Term SOFR + 4.000%(1),(16)	(B, B2)	04/16/32	7.701	11,158,407
584	Trio Bidco, Inc.(2)	(B, B3)	10/29/32	0.000	578,396
5,543	Trio Bidco, Inc., 3 mo. USD Term SOFR + 4.000%(1)	(B, B3)	10/29/32	7.672	5,494,762
					38,875,597
Energy - Exploration & Production (1.6%)
385	AL GCX Fund VIII Holdings LLC, 1 mo. USD Term SOFR + 2.000%(1)	(BB, Ba3)	01/30/32	5.675	385,563
3,776	BIP PipeCo Holdings LLC, 3 mo. USD Term SOFR + 2.250%(1)	(B+, Ba3)	12/06/30	5.896	3,787,977
11,515	Colossus Acquireco LLC, 3 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba1)	07/30/32	5.410	11,487,215
9,353	CQP Holdco LP, 1 mo. USD Term SOFR + 1.750%(1)	(BB, Ba2)	12/31/32	5.422	9,327,427
2,711	EMG Utica LLC, 3 mo. USD Term SOFR + 4.000%(1),(16)	(B+, B3)	04/01/30	7.672	2,731,649
16,975	PES Holdings LLC, 3.000% PIK(4),(6),(8)	(NR, WR)	12/31/26	3.000	148,533
					27,868,364
Environmental (0.8%)
4,498	GFL Environmental, Inc., 3 mo. USD Term SOFR + 2.500%(1)	(B, B2)	03/03/32	6.273	4,505,124
3,965	LRS Holdings LLC, 1 mo. USD Term SOFR + 4.250%(1)	(B-, Caa1)	08/31/28	8.036	3,925,412
2,873	Reworld Holding Corp., 1 mo. USD Term SOFR + 2.250%(1)	(BB, Ba3)	11/30/28	5.921	2,877,980
50	The Action Environmental Group, Inc., 3 mo. USD Term SOFR + 3.000%(1)	(B, B2)	10/24/30	6.922	50,195
1,755	Vestis Corp., 3 mo. USD Term SOFR + 2.250%(1)	(B+, B2)	02/22/31	6.072	1,646,932
477	WIN Waste Innovations Holdings, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(B-, B3)	03/24/28	6.536	479,060
					13,484,703
Food - Wholesale (1.9%)
331	AI Aqua Merger Sub, Inc.(1),(3)	(B, B3)	07/30/28	0.000-6.854	331,543
9,694	AI Aqua Merger Sub, Inc., 3 mo. USD Term SOFR + 3.000%(1)	(B, B3)	07/31/28	6.652-6.854	9,708,145
4,223	Flamingo Group International Ltd., 6 mo. EURIBOR + 5.750%(1),(5)	(B-, B3)	08/01/28	7.820	4,372,596
4,700	Froneri LUX Finco SARL, 6 mo. USD Term SOFR + 2.250%(1)	(BB-, B1)	09/30/31	5.885	4,698,116
3,713	Froneri Lux Finco SARL, 6 mo. USD Term SOFR + 2.250%(1)	(BB-, B1)	09/30/32	5.877-5.885	3,713,300
2,087	Golden State Food LLC, 3 mo. USD Term SOFR + 3.500%(1)	(NR, NR)	12/04/31	7.171	2,095,175
5,872	UTZ Quality Foods LLC, 3 mo. USD Term SOFR + 2.500%(1)	(B, B2)	01/29/32	6.172	5,870,813
6,252	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 3.950%(1)	(B-, Caa2)	12/31/29	7.622	3,227,401
4,279	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 3.750%(1)	(CCC-, Ca)	12/31/29	7.684	434,368
					34,451,457
Gaming (1.1%)
1,859	Caesars Entertainment, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BB-, Ba3)	02/06/31	5.922	1,850,280
6,063	Caesars Entertainment, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BB-, Ba3)	02/06/30	5.922	6,038,642
523	Flutter Financing BV, 3 mo. USD Term SOFR + 2.000%(1)	(BBB-, Ba1)	06/04/32	5.672	522,844

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Gaming (continued)
$5,919	Light & Wonder International, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB, Ba1)	04/16/29	5.671	$5,919,215
1,736	PENN Entertainment, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(BB-, Ba3)	05/03/29	6.172	1,738,065
4,265	Voyager Parent LLC, 3 mo. USD Term SOFR + 4.250%(1)	(B, B1)	07/01/32	7.911	4,264,838
					20,333,884
Gas Distribution (0.9%)
2,439	AL NGPL Holdings LLC, 3 mo. USD Term SOFR + 2.250%(1)	(B+, Ba3)	12/09/30	5.896	2,445,852
6,933	BCP Renaissance Parent LLC, 3 mo. USD Term SOFR + 2.500%(1)	(B+, B2)	10/31/28	6.172	6,919,422
506	Meade Pipeline Co. LLC, 3 mo. USD Term SOFR + 2.000%(1)	(BB, Ba2)	09/22/32	5.695	507,773
5,648	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 2.500%(1)	(B+, B2)	02/16/28	6.167	5,663,403
					15,536,450
Health Facilities (1.3%)
2,770	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%(1),(4)	(CCC, Caa2)	09/30/27	11.272	1,416,382
1,455	Confluent Medical Technologies, Inc., 3 mo. USD Term SOFR + 3.000%(1)	(B, B2)	02/16/29	6.672	1,458,866
1,494	Insulet Corp., 1 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba2)	08/01/31	5.672	1,504,714
5,634	QuidelOrtho Corp., 1 mo. USD Term SOFR + 4.000%(1)	(B+, B1)	08/20/32	7.672	5,613,776
6,300	Sharp Services LLC, 3 mo. USD Term SOFR + 3.000%(1)	(B-, B3)	09/29/32	6.672	6,327,523
3,922	Sonrava Health Holdings LLC(4),(6),(7)	(NR, B3)	05/18/28	0.000	2,725,894
17,552	Sonrava Health Holdings LLC, 5.500% PIK(4),(6),(8)	(NR, Caa3)	08/18/28	0.000	1,086,043
734	Sonrava Health Holdings LLC, 1 mo. USD Term SOFR + 10.000%(1),(16)	(NR, NR)	06/03/26	13.716	715,545
1,880	Zest Acquisition Corp., 3 mo. USD Term SOFR + 5.250%(1),(16)	(B, B3)	02/08/28	8.921	1,837,649
					22,686,392
Health Services (2.3%)
10,445	ADMI Corp., 1 mo. USD Term SOFR + 3.375%(1)	(B-, B3)	12/23/27	7.161	9,998,252
1,508	ADMI Corp., 1 mo. USD Term SOFR + 5.750%(1)	(B-, B3)	12/23/27	9.422	1,470,346
14,307	Athenahealth Group, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(B-, B2)	02/15/29	6.422	14,147,816
164	CHG Healthcare Services, Inc., 3 mo. USD Term SOFR + 2.750%(1)	(B, B2)	09/29/28	6.417	164,789
2,148	Concentra Health Services, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB, Ba2)	07/26/31	5.672	2,156,426
2,478	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(1)	(CCC, Ca)	12/15/28	7.787	1,466,185
819	Pacific Dental Services LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B, B2)	03/15/31	6.175	819,911
5,978	PointClickCare Technologies, Inc., 3 mo. USD Term SOFR + 2.750%(1)	(B, B3)	11/03/31	6.422	5,955,884
1,491	Southern Veterinary Partners LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B, B2)	12/04/31	6.173	1,491,825
959	Therapy Brands Holdings LLC, 1 mo. USD Term SOFR + 4.000%(1),(4)	(CCC+, B3)	05/18/28	7.786	889,963
1,903	Women's Care Enterprises LLC, 3 mo. USD Term SOFR + 4.500%(1),(4)	(B-, B2)	01/15/28	8.267	1,788,650
					40,350,047
Hotels (1.3%)
739	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 1.500%, 6.000% PIK(1),(8)	(B-, Caa1)	03/11/30	5.290	738,414
809	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 5.500%(1)	(B+, B2)	03/11/30	9.290	808,174
5,739	Alterra Mountain Co., 1 mo. USD Term SOFR + 2.500%(1)	(B+, B1)	08/17/28	6.172	5,760,258
11,968	Alterra Mountain Co., 1 mo. USD Term SOFR + 2.500%(1),(16)	(B+, B1)	05/31/30	6.172	12,012,966
1,553	RHP Hotel Properties LP, 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba3)	05/20/30	5.422	1,555,925
1,733	Wyndham Hotels & Resorts, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba1)	05/24/30	5.422	1,739,233
					22,614,970
Insurance Brokerage (4.8%)
8,359	Alera Group, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(B, B2)	05/30/32	6.462	8,348,037
12,003	AmWINS Group, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(B+, B1)	01/30/32	5.672	11,995,596
14,754	Ardonagh Midco 3 PLC, 3 mo. USD Term SOFR + 2.750%, 6 mo. USD Term SOFR + 2.750%(1)	(B-, B3)	02/15/31	6.370-6.422	14,736,060
920	Goosehead Insurance Holdings LLC, 1 mo. USD Term SOFR + 3.000%(1)	(B+, B2)	01/08/32	6.680	925,045
7,058	Howden Group Holdings Ltd., 1 mo. EURIBOR + 3.250%(1),(5)	(B, B2)	02/14/31	5.250	8,456,742

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Insurance Brokerage (continued)
$4,380	Howden Group Holdings Ltd., 1 mo. USD Term SOFR + 2.750%(1)	(B, B2)	02/15/31	6.422	$4,379,358
11,600	HUB International Ltd., 3 mo. USD Term SOFR + 2.250%(1)	(B+, B1)	06/20/30	5.920	11,614,328
587	Jones Deslauriers Insurance Management, Inc.(1),(3)	(NR, NR)	12/10/32	0.000	588,171
7,655	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 3.000%(1)	(B, B2)	07/02/31	6.672	7,648,906
2,311	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 5.250%(1)	(CCC+, Caa2)	07/02/31	8.922	2,331,630
3,977	Ryan Specialty Group LLC, 1 mo. USD Term SOFR + 2.000%(1)	(BB-, Ba3)	09/15/31	5.672	3,982,806
6,759	Summit Acquisition, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	10/16/31	7.172	6,792,999
2,762	Trucordia Insurance Holdings LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	06/17/32	6.922	2,749,539
					84,549,217
Investments & Misc. Financial Services (4.4%)
1,446	AllSpring Buyer LLC, 3 mo. USD Term SOFR + 3.000%(1)	(BB-, Ba3)	11/01/30	6.688	1,448,972
3,608	Altisource Solutions SARL, 3 mo. USD Term SOFR + 6.500%(1),(16)	(CCC-, Caa2)	04/30/30	10.272	3,738,524
1,648	Altisource Solutions SARL(4),(9),(16)	(NR, NR)	04/30/30	0.000	0
1,669	Altisource Solutions SARL, 3 mo. USD Term SOFR + 6.500%(1),(4),(16)	(B, B3)	02/19/29	10.272	1,677,743
7,150	Ankura Consulting Group LLC, 3 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	12/29/31	7.171	6,983,399
254	Chrysaor Bidco SARL, 3 mo. USD Term SOFR + 3.250%(1)	(B, B3)	10/30/31	6.900	255,161
6,517	CPI Holdco B LLC, 1 mo. USD Term SOFR + 2.000%(1)	(NR, Ba3)	05/19/31	5.672	6,494,657
10,178	Focus Financial Partners LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B, B2)	09/15/31	6.172	10,131,501
3,849	Franklin Square Holdings LP, 1 mo. USD Term SOFR + 2.250%(1),(16)	(BB, Ba1)	04/25/31	5.922	3,676,269
6,366	Galaxy U.S. Opco, Inc., 3 mo. USD Term SOFR + 5.750%(1),(8)	(CCC+, Caa2)	07/31/30	9.417	6,079,434
1,559	Guggenheim Partners LLC, 3 mo. USD Term SOFR + 2.500%(1)	(BB, Ba2)	11/26/31	6.172	1,563,171
3,642	HighTower Holdings LLC, 3 mo. USD Term SOFR + 2.750%(1)	(B-, B2)	02/03/32	6.651	3,637,144
5,090	Hudson River Trading LLC, 1 mo. USD Term SOFR + 2.500%(1)	(BB, Ba2)	03/18/30	6.173	5,077,845
452	Kestra Advisor Services Holdings A, Inc., 1 mo. USD Term SOFR + 3.000%(1)	(B-, B3)	03/22/31	6.672	450,817
5,493	Resolute Investment Managers, Inc., 3 mo. USD Term SOFR + 6.500%(1)	(B, B2)	10/30/28	10.434	4,470,081
74	Secretariat Advisors LLC(2)	(B-, B3)	02/28/32	0.000	74,315
610	Secretariat Advisors LLC, 3 mo. USD Term SOFR + 4.000%(1)	(B-, B3)	02/28/32	7.672	612,190
11,994	Sedgwick Claims Management Services, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(B+, B2)	07/31/31	6.172	11,965,325
9,391	VFH Parent LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B+, B1)	06/21/31	6.172	9,390,567
					77,727,115
Life Insurance (0.1%)
1,958	Truist Insurance Holdings LLC, 3 mo. USD Term SOFR + 2.750%(1)	(B, B2)	05/06/31	6.422	1,956,202

Machinery (3.8%)
1,495	19th Holdings Golf LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	02/07/29	7.032	1,495,580
5,697	Alloy Finco Ltd., 0.500% Cash, 13.500% PIK(4),(8)	(NR, NR)	03/06/28	14.000	14,646,734
2,931	C&D Technologies, Inc., 1 mo. USD Term SOFR + 5.750%(1)	(B-, B2)	12/20/26	9.536	2,869,739
2,369	Chart Industries, Inc., 3 mo. USD Term SOFR + 2.500%(1)	(BB-, Ba2)	03/15/30	6.161	2,376,793
2,646	CPM Holdings, Inc., 1 mo. USD Term SOFR + 4.500%(1)	(B-, B3)	09/28/28	8.200	2,613,869
1,489	Cube Industrials Buyer, Inc., 3 mo. USD Term SOFR + 3.000%(1)	(B, B3)	10/17/31	6.667	1,495,595
5,994	Doncasters U.S. Finance LLC, 0.500% Cash, 13.500% PIK(8),(10),(16)	(NR, NR)	03/06/28	14.000	21,221,561
969	Generac Power Systems, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba1)	07/03/31	5.450	977,976
4,759	LSF12 Badger Bidco LLC, 1 mo. USD Term SOFR + 5.500%(1),(16)	(B-, B3)	08/30/30	9.172	4,777,348
536	LTI Holdings, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(B-, B3)	07/29/29	7.422	537,937
2,912	Madison IAQ LLC, 6 mo. USD Term SOFR + 2.750%(1)	(B, B1)	11/08/32	6.378	2,920,979
3,454	Madison IAQ LLC, 6 mo. USD Term SOFR + 2.500%(1)	(B, B1)	06/21/28	6.128	3,459,922
1,186	Madison Safety & Flow LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B, B2)	09/26/31	6.174	1,190,449
1,930	Mirion Technologies, Inc., 3 mo. USD Term SOFR + 2.000%(1),(16)	(BB, Ba2)	06/04/32	5.672	1,933,416
5,181	Pro Mach Group, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(B, B2)	10/15/32	6.422	5,190,414
558	Tiger Acquisition LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B, B2)	08/23/32	6.173	558,219
					68,266,531
Media - Diversified (1.4%)
9,371	Cast & Crew Payroll LLC, 3 mo. USD Term SOFR + 3.750%(1)	(CCC+, Caa1)	12/29/28	7.417	5,891,909
6,313	Delta 2 LUX SARL, 3 mo. USD Term SOFR + 1.750%(1)	(BB+, NR)	09/30/31	5.422	6,320,221
5,109	Oceankey U.S. II Corp., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	12/15/28	7.272	4,917,729
1,085	Outfront Media Capital LLC, 1 mo. USD Term SOFR + 2.000%(1)	(BB, Ba1)	09/24/32	5.673	1,091,516
3,101	Technicolor Creative Studios, 0.500% PIK(5),(6),(7),(8),(9),(16)	(NR, NR)	08/06/33	0.500	0

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Media - Diversified (continued)
$5,679	X Corp.	(NR, NR)	10/26/29	9.500	$5,887,621
					24,108,996
Media Content (0.0%)
482	WMG Acquisition Corp., 3 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba1)	01/24/31	5.572	484,866

Medical Products (0.6%)
6,177	Covetrus, Inc., 3 mo. USD Term SOFR + 5.000%(1)	(CCC+, B2)	10/13/29	8.672	5,957,135
3,816	Medline Borrower LP, 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba1)	10/23/28	5.422	3,829,134
					9,786,269
Oil Field Equipment & Services (0.2%)
4,372	Rockpoint Gas Storage Partners LP, 3 mo. USD Term SOFR + 2.500%(1)	(BB, B1)	09/18/31	6.172	4,386,911

Packaging (3.5%)
4,491	Anchor Glass Container Corp., 3 mo. USD Term SOFR + 5.250%(1)	(B-, Caa1)	10/08/30	8.922	4,322,848
4,455	Berlin Packaging LLC, 3 mo. USD Term SOFR + 3.250%(1)	(B-, B2)	06/07/31	6.911-6.922	4,455,898
4,915	Clydesdale Acquisition Holdings, Inc., 1 mo. USD Term SOFR + 3.250%, 3 mo. USD Term SOFR + 3.250%(1)	(B+, B2)	04/01/32	6.922-6.966	4,896,190
1,278	Clydesdale Acquisition Holdings, Inc., 1 mo. USD Term SOFR + 3.175%(1)	(B+, B2)	04/13/29	6.847	1,273,782
3,984	Flint Group Midco Ltd., 3 mo. USD Term SOFR + 4.250%, 0.750% PIK(1),(8)	(B-, B3)	12/31/26	8.933	3,809,998
670	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EURIBOR + 4.250%, 0.750% PIK(1),(5),(8)	(B-, B3)	12/31/27	7.038	763,338
534	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EURIBOR + 0.100%, 6.900% PIK(1),(5),(8)	(CCC-, Ca)	12/30/28	9.034	33,018
400	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EURIBOR + 0.100%, 6.900% PIK(1),(5),(8)	(CCC-, Caa2)	12/30/28	9.034	347,820
2,497	Flint Group Topco Ltd., 3 mo. USD Term SOFR + 0.362%, 6.900% PIK(1),(8)	(CCC-, Caa2)	12/30/27	10.933	1,807,998
3,330	Flint Group Topco Ltd., 3 mo. USD Term SOFR + 0.100%, 6.900% PIK(1),(4),(8)	(CCC-, Ca)	12/31/27	10.933	191,486
622	Logoplaste Parent SARL, 3 mo. USD Term SOFR + 4.200%(1),(4),(16)	(B-, B3)	07/06/28	8.122	578,350
9,065	Mauser Packaging Solutions Holding Co., 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	04/15/30	7.232	8,867,564
3,011	Owens-Illinois, Inc., 1 mo. USD Term SOFR + 3.000%(1)	(BB, Ba3)	09/30/32	6.672	3,023,075
3,552	Plastipak Packaging, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(B+, Ba3)	09/24/32	6.172	3,549,673
10,205	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.000%(1)	(B-, B3)	09/15/28	7.672-7.878	10,228,085
1,109	Ring Container Technologies Group LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B, B2)	09/15/32	6.172	1,112,433
7,239	Technimark Holdings LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B-, B3)	04/14/31	6.923	7,218,408
3,052	TricorBraun Holdings, Inc.(1),(3)	(B-, B3)	03/03/31	0.000	2,898,012
2,436	Trident TPI Holdings, Inc., 3 mo. USD Term SOFR + 3.750%(1)	(B-, B3)	09/15/28	7.422	2,303,559
					61,681,535
Personal & Household Products (2.2%)
17,841	ABG Intermediate Holdings 2 LLC, 1 mo. USD Term SOFR + 2.250%(1)	(B+, B1)	12/21/28	5.922	17,852,809
1,505	Anticimex International AB(1),(3)	(B, B3)	11/17/31	0.000	1,510,532
1,019	Energizer Holdings, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB, Ba1)	03/19/32	5.671	1,018,862
8,523	Keter Group BV, 3 mo. EURIBOR + 0.000%, 5.000% PIK(1),(5),(8)	(NR, NR)	12/28/29	5.051	9,185,285
4,627	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(1)	(NR, NR)	06/29/28	11.286	4,374,625
505	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(1),(16)	(NR, NR)	06/29/28	11.284	505,480
5,275	Somnigroup International, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BBB-, Ba1)	10/24/31	5.900	5,320,929
					39,768,522
Pharmaceuticals (1.0%)
1,954	Bausch & Lomb Corp., 1 mo. USD Term SOFR + 3.750%(1)	(B, B1)	01/15/31	7.422	1,971,565
9,007	Certara LP, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, B1)	06/26/31	6.422	9,080,148
1,330	Dechra Pharmaceuticals Holdings Ltd., 6 mo. USD Term SOFR + 3.000%(1)	(B-, B2)	01/27/32	6.637	1,333,546

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Pharmaceuticals (continued)
$6,131	Elanco Animal Health, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba1)	10/31/32	5.450	$6,139,003
					18,524,262
Rail (0.4%)
6,704	Genesee & Wyoming, Inc., 3 mo. USD Term SOFR + 1.750%(1)	(BB, Ba3)	04/10/31	5.422	6,702,027

Real Estate Development & Management (0.7%)
11,648	BIFM U.S. Finance LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B, B3)	05/31/28	6.922	11,689,280

Real Estate Investment Trusts (0.4%)
2,408	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 2.000%(1),(16)	(BB, Ba2)	01/02/30	5.672	2,410,674
5,375	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 1.750%(1),(16)	(BB, Ba2)	11/18/27	5.422	5,374,707
					7,785,381
Recreation & Travel (2.3%)
6,643	Arcis Golf LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B+, B2)	11/24/28	6.422	6,684,103
675	EOC Borrower LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B+, B2)	03/24/28	7.422	675,448
10,212	EOC Borrower LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B+, B2)	03/24/32	6.422	10,230,829
6,545	Motion Finco SARL, 3 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	11/12/29	7.172	5,618,636
2,853	OVG Business Services LLC, 1 mo. USD Term SOFR + 3.000%(1)	(B, B2)	06/25/31	6.672	2,851,172
5,450	SeaWorld Parks & Entertainment, Inc., 1 mo. USD Term SOFR +2.000%(1)	(BB+, Ba2)	12/04/31	5.672	5,438,348
10,229	Six Flags Entertainment Corp., 1 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba3)	05/01/31	5.672	10,137,111
					41,635,647
Restaurants (2.2%)
4,420	1011778 B.C. Unlimited Liability Co., 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba2)	09/20/30	5.422	4,415,581
4,397	Fertitta Entertainment LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	01/27/29	6.922	4,393,474
7,015	Flynn Restaurant Group LP, 1 mo. USD Term SOFR + 3.750%(1)	(B, B2)	01/28/32	7.422	7,023,850
5,590	IRB Holding Corp., 1 mo. USD Term SOFR + 2.500%(1)	(B+, B2)	12/16/30	6.172	5,596,720
1,979	K-Mac Holdings Corp., 1 mo. USD Term SOFR + 3.250%(1)	(B-, B3)	07/21/28	6.922	1,987,469
174	Raising Cane's Restaurants LLC, 1 mo. USD Term SOFR +2.000%(1)	(BB-, B1)	09/18/31	5.672	173,500
8,890	Raising Cane's Restaurants LLC, 1 mo. USD Term SOFR +2.000%(1)	(BB-, B1)	11/03/32	5.688	8,878,734
20	Splat Super Holdco LLC(2)	(B, B3)	07/02/32	5.000	19,176
480	Splat Super Holdco LLC, 1 mo. USD Term SOFR + 5.000%(1)	(B, B3)	07/02/32	8.672	449,784
922	Tacala LLC, 1 mo. USD Term SOFR + 3.000%(1)	(B-, B3)	01/31/31	6.672	925,536
4,741	Whatabrands LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B, B2)	08/03/28	6.172	4,742,895
					38,606,719
Software - Services (17.6%)
5,000	Amspec Parent LLC, 3 mo. USD Term SOFR + 3.500%(1)	(B, B2)	12/22/31	7.172	5,012,635
14,050	Applied Systems, Inc., 3 mo. USD Term SOFR + 2.500%(1)	(B-, B1)	02/24/31	6.172	13,973,404
6,774	AQ Carver Buyer, Inc., 3 mo. USD Term SOFR + 5.500%(1)	(B, B3)	08/02/29	9.272	6,452,212
3,142	AQA Acquisition Holding, Inc., 3 mo. USD Term SOFR + 4.000%(1)	(B-, B2)	03/03/28	7.667	2,434,768
1,568	Astra Acquisition Corp.(4),(6),(7)	(D, WR)	02/25/28	0.000	333,183
11,250	Astra Acquisition Corp.(4),(6),(7)	(D, WR)	10/25/28	0.000	47,473
131	Astra Acquisition Corp., 3 mo. USD Term SOFR + 8.750%(1)	(NR, NR)	04/01/26	12.627	130,981
58	Astra Acquisition Corp., 3 mo. USD Term SOFR + 8.750%(1)	(NR, NR)	04/01/26	12.411	57,745
7,555	Avalara, Inc., 3 mo. USD Term SOFR + 2.750%(1)	(B-, B2)	03/26/32	6.422	7,423,231
2,941	Bending Spoons U.S., Inc., 1 mo. USD Term SOFR + 5.875%(1),(16)	(B+, B1)	03/07/31	9.575	2,896,590
3,415	Camelot U.S. Acquisition LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, B1)	01/31/31	6.422	3,158,551
792	Clearwater Analytics LLC, 1 mo. USD Term SOFR + 2.000%(1)	(BB-, B1)	04/21/32	5.673	793,026
2,244	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 3.250%(1)	(B, B1)	03/21/31	6.922	2,182,655
13,007	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 3.250%(1)	(B, B1)	08/13/32	6.922	12,654,400
492	CompoSecure Holdings LLC, 1 mo. USD Term SOFR + 2.250%(1)	(B+, B1)	01/14/33	5.928	491,387
5,994	ConnectWise LLC, 3 mo. USD Term SOFR + 3.500%(1)	(NR, B2)	09/29/28	7.434	5,798,789
7,968	Corel Corp., 3 mo. USD Term SOFR + 5.000%(1),(4)	(CCC+, B3)	07/02/26	8.922	7,276,201
9,195	Cornerstone OnDemand, Inc., 1 mo. USD Term SOFR + 3.750%(1),(16)	(B-, B2)	10/16/28	7.536	7,769,824
1,181	Corpay Technologies Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba1)	11/05/32	5.422	1,180,597
6,260	Corpay Technologies Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba1)	04/28/28	5.422	6,266,441
7,058	Darktrace PLC, 3 mo. USD Term SOFR + 3.250%(1)	(B-, B2)	10/09/31	6.898	6,897,855

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services (continued)
$2,030	Darktrace PLC, 3 mo. USD Term SOFR + 5.250%(1)	(CCC, Caa2)	10/09/32	8.898	$2,012,942
2,034	Dayforce, Inc.(1),(3)	(B-, B3)	02/04/33	0.000	1,981,478
10,301	Dayforce, Inc., 3 mo. USD Term SOFR + 2.000%(1),(16)	(BB-, Ba2)	03/01/31	5.667	10,294,711
2,083	DCert Buyer, Inc., 1 mo. USD Term SOFR + 7.000%(1)	(CCC, Caa2)	02/19/29	10.672	1,862,986
2,842	EAB Global, Inc., 1 mo. USD Term SOFR + 3.000%(1)	(B-, B3)	08/16/30	6.672	2,632,977
12,229	EagleView Technology Corp., 3 mo. USD Term SOFR + 5.500%(1)	(B-, B3)	08/14/28	9.172	11,568,158
321	EP Purchaser LLC, 3 mo. USD Term SOFR + 4.500%(1)	(B, B3)	11/06/28	8.437	200,100
5,127	Epicor Software Corp., 1 mo. USD Term SOFR + 2.500%(1)	(B-, B2)	05/30/31	6.172	5,100,793
6,824	EverCommerce, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(B+, B1)	07/07/31	5.922	6,756,032
8,232	First Advantage Holdings LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B+, B1)	10/31/31	6.422	7,959,716
595	Fleet Midco I Ltd., 6 mo. USD Term SOFR + 2.500%(1),(16)	(B+, B2)	02/21/31	6.792	597,095
6,046	Go Daddy Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%(1)	(BB, Ba1)	11/09/29	5.422	6,021,032
908	Herc Holdings, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Baa3)	06/02/32	5.424	911,306
2,987	IGT Holding IV AB, 3 mo. USD Term SOFR + 3.000%(1)	(B, B3)	09/01/31	6.672	2,962,673
1,703	Javelin Buyer, Inc., 3 mo. USD Term SOFR + 5.000%(1),(4),(16)	(CCC+, Caa2)	12/06/32	8.822	1,677,689
1,173	Johnstone Supply LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B, B2)	06/09/31	6.177	1,175,073
4,531	KnowBe4, Inc., 3 mo. USD Term SOFR + 3.750%(1),(16)	(B-, B2)	07/23/32	7.417	4,372,202
5,868	Marcel LUX IV SARL, 1 mo. USD Term SOFR + 3.000%(1),(16)	(B+, B2)	11/12/30	6.660	5,830,999
8,121	Mitnick Corporate Purchaser, Inc., 3 mo. USD Term SOFR + 4.750%(1)	(CCC+, Caa1)	05/02/29	8.517	3,302,409
132	N-Able International Holdings II LLC(1),(3),(16)	(B+, B1)	11/26/32	0.000	130,686
9,845	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 4.250%(1)	(CCC+, Caa1)	02/01/29	8.067	7,092,831
4,112	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 6.000%(1)	(B, B1)	02/01/29	9.667	4,192,730
5,764	Perforce Software, Inc., 1 mo. USD Term SOFR + 4.750%(1)	(B-, B2)	07/02/29	8.422	4,503,344
2,992	Polaris Newco LLC, 3 mo. EURIBOR + 3.750%(1),(5)	(CCC+, B3)	06/02/28	5.776	3,358,804
1,727	Polaris Newco LLC, 1 mo. GBP SONIA + 5.000%(1),(10)	(CCC+, B3)	06/02/28	8.727	2,180,852
3,986	Polaris Newco LLC, 3 mo. USD Term SOFR + 3.750%(1)	(CCC+, B3)	06/02/28	7.679	3,692,838
1,401	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 3.250%(1)	(B, B2)	10/26/30	6.922	1,306,084
4,067	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 5.000%(1),(16)	(B-, Caa1)	05/09/33	8.672	3,253,769
4,966	Project Ruby Ultimate Parent Corp., 1 mo. USD Term SOFR + 2.750%(1)	(B, B2)	03/10/28	6.536	4,939,060
6,435	Proofpoint, Inc., 3 mo. USD Term SOFR + 3.000%(1)	(B-, B2)	08/31/28	6.672	6,400,835
467	Quartz Acquireco LLC, 3 mo. USD Term SOFR + 2.250%(1),(16)	(B, B1)	06/28/30	5.922	452,918
16,087	RealPage, Inc., 3 mo. USD Term SOFR + 3.000%(1)	(B-, B3)	04/24/28	6.934	15,931,785
2,656	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 5.500%(1),(9),(16)	(NR, NR)	12/31/30	9.167	1,460,572
690	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 5.250%(1),(9),(16)	(NR, NR)	12/31/30	8.917	690,452
105	Rinchem Co., Inc., 3 mo. USD Term SOFR + 5.500%(1),(16)	(NR, NR)	03/31/31	9.171	104,789
1,269	Rinchem Co., Inc., 3 mo. USD Term SOFR + 5.500%(1),(9),(16)	(NR, NR)	03/31/31	9.171	523,108
5,033	Rithum Holdings, Inc., 3 mo. USD Term SOFR + 4.750%(1)	(B-, B3)	07/21/32	8.422	5,004,072
402	Shermco Intermediate Holdings, Inc., 3 mo. USD Term SOFR + 3.250%(1),(16)	(B-, B3)	10/27/32	6.939	405,196
1,868	Shift4 Payments LLC, 3 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba1)	07/03/32	5.672	1,881,170
3,452	SkillSoft Corp., 1 mo. USD Term SOFR + 5.250%(1)	(B-, B2)	07/14/28	9.036	2,236,543
2,992	SS&C Technologies, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba1)	05/09/31	5.672	2,995,202
6,135	Surf Holdings LLC, 1 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	03/05/27	7.286	6,091,653
2,588	Symplr Software, Inc., 3 mo. USD Term SOFR + 4.500%(1)	(B-, Caa1)	12/22/27	8.267	2,145,963
2,239	Thermostat Purchaser III, Inc., 3 mo. USD Term SOFR + 4.250%(1)	(B-, B2)	08/31/28	7.922	2,220,129
4,670	Thevelia U.S. LLC, 3 mo. USD Term SOFR + 3.000%(1)	(B, B2)	06/18/29	6.672	4,638,764
15,167	UKG, Inc., 3 mo. USD Term SOFR + 2.500%(1)	(B-, B2)	02/10/31	6.167	14,822,272
1,488	VS Buyer LLC, 3 mo. USD Term SOFR + 2.250%(1)	(B+, B2)	04/12/31	5.917	1,475,800
10,489	Wash Multifamily Parent, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(BB-, B2)	09/10/32	6.922	10,541,129
2,453	WatchGuard Technologies, Inc., 1 mo. USD Term SOFR + 5.250%(1)	(B-, B2)	07/02/29	8.922	2,456,439
5,976	WEX, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BB-, Ba2)	03/31/28	5.422	5,977,027
2,460	World Wide Technology Holding Co. LLC, 1 mo. USD Term SOFR + 2.000%(1),(16)	(BB, Ba3)	03/01/30	5.672	2,471,987
7,875	ZoomInfo LLC, 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba1)	02/28/30	5.422	7,776,215
8,055	Zuora, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B, B3)	02/14/32	7.172	7,813,671
					311,621,008
Steel Producers/Products (0.2%)
3,459	Grinding Media, Inc., 3 mo. USD Term SOFR + 3.500%(1),(16)	(B-, B3)	10/12/28	7.335	3,461,281

Support - Services (8.6%)
3,718	Allied Universal Holdco LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B, B3)	08/20/32	6.922	3,729,868
3,629	Armorica Lux SARL, 3 mo. EURIBOR + 4.925%(1),(5)	(B-, Caa1)	07/28/28	6.951	4,090,169

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Support - Services (continued)
$1,867	BCPE Empire Holdings, Inc.(1),(3)	(B-, B3)	12/11/30	0.000	$1,860,324
2,021	Belfor Holdings, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(B-, B2)	11/01/30	6.422	2,024,447
7,407	Belron Finance 2019 LLC, 3 mo. USD Term SOFR + 2.250%(1)	(BB-, Ba3)	10/16/31	6.120	7,439,861
2,286	BradyPlus Holdings LLC(1),(3)	(B, B3)	12/29/32	0.000	2,276,442
4,187	Centuri Group, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(B+, Ba3)	07/09/32	5.674	4,193,812
1,434	Construction Partners, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(BB-, B1)	11/03/31	6.172	1,436,932
4,690	CoreLogic, Inc., 1 mo. USD Term SOFR + 6.500%(1),(16)	(CCC, Caa2)	06/04/29	10.286	4,655,231
11,466	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	06/02/28	7.286	11,463,875
8,458	Form Technologies LLC, 3 mo. USD Term SOFR + 5.750%(1)	(B-, B3)	07/19/30	9.420	7,738,612
932	Fortress Intermediate 3, Inc., 1 mo. USD Term SOFR + 3.000%(1),(16)	(B, B2)	06/27/31	6.675	916,888
10,000	Fugue Finance BV, 3 mo. EURIBOR + 3.250%(1),(5)	(B, B2)	01/09/32	5.317	11,930,351
11,901	Gloves Buyer, Inc., 1 mo. USD Term SOFR + 4.000%(1)	(B-, B3)	05/21/32	7.672	11,858,606
2,400	Green Infrastructure Partners, Inc., 3 mo. USD Term SOFR + 2.750%(1)	(B, B2)	09/24/32	6.422	2,404,021
1,511	LaserShip, Inc., 3 mo. USD Term SOFR + 4.000%(1)	(CCC-, Caa2)	01/02/29	7.672	1,155,256
4,951	LaserShip, Inc., 3 mo. USD Term SOFR + 6.250%(1)	(B, B2)	01/02/29	9.922	5,013,845
9,442	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500%(1)	(CCC, Caa2)	08/10/29	5.172-5.434	7,159,260
2,993	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500%(1)	(CCC-, Caa3)	08/10/29	5.434	950,158
2,012	Lernen Bidco Ltd., 6 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	10/27/31	7.410	2,016,187
10,979	Nuvei Technologies Corp., 1 mo. USD Term SOFR + 2.500%(1)	(B+, B1)	11/17/31	6.172	10,906,191
1,410	Paint Intermediate III LLC(1),(3)	(B, B2)	10/09/31	0.000	1,408,905
407	PG Investment Company 59 SARL, 3 mo. USD Term SOFR + 2.250%(1)	(B+, Ba3)	03/26/31	5.922	407,711
9,517	PODS LLC, 1 mo. USD Term SOFR + 3.000%(1)	(B-, B3)	03/31/28	6.786	9,469,556
339	PODS LLC, 1 mo. USD Term SOFR + 4.000%(1),(16)	(B-, B3)	03/31/28	7.786	338,264
821	Pye-Barker Fire & Safety LLC(2)	(B, B2)	12/16/32	0.000	822,284
5,494	Pye-Barker Fire & Safety LLC, 3 mo. USD Term SOFR + 2.500%(1)	(B, B2)	12/16/32	6.205	5,502,976
2,251	Savage Enterprises LLC, 1 mo. USD Term SOFR + 2.500%(1)	(BB-, B1)	08/05/32	6.175	2,258,860
4,404	Speed Midco 3 SARL, 6 mo. USD Term SOFR + 2.500%(1)	(B+, B1)	10/07/32	6.288	4,420,834
14,758	Tempo Acquisition LLC, 1 mo. USD Term SOFR + 1.750%(1)	(BB, Ba3)	08/31/28	5.422	13,585,557
2,188	Trans Union LLC (2024 Term Loan B8), 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba2)	06/24/31	5.422	2,191,906
5,668	Trans Union LLC (2024 Term Loan B9), 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba2)	06/24/31	5.422	5,678,455
2,075	TruGreen LP, 3 mo. USD Term SOFR + 8.500%(1),(4)	(CCC, Caa3)	11/02/28	12.429	1,929,107
					153,234,751
Tech Hardware & Equipment (1.6%)
2,425	Ahead DB Holdings LLC, 3 mo. USD Term SOFR + 2.500%(1)	(B, B1)	02/03/31	6.172	2,391,436
1,140	Allegro Microsystems, Inc., 1 mo. USD Term SOFR + 1.750%(1),(16)	(BB, Ba3)	06/28/30	5.422	1,134,591
3,031	Disco Parent, Inc., 3 mo. USD Term SOFR + 3.000%(1),(16)	(B-, B3)	08/06/32	6.822	3,019,762
1,633	Everest SubBidCo (USD Term Loan B1), 3 mo. USD Term SOFR + 4.500%(1),(16)	(B-, B3)	12/10/31	8.146	1,559,767
814	Everest SubBidCo (USD Term Loan B2), 3 mo. USD Term SOFR + 4.500%(1),(16)	(B-, B3)	12/10/31	8.146	776,962
8,083	Gryphon Acquire Newco LLC, 6 mo. USD Term SOFR + 3.000%(1)	(B+, B1)	09/13/32	6.873	8,068,953
1,669	Sandisk Corp., 3 mo. USD Term SOFR + 3.000%(1)	(BB, Ba2)	02/20/32	6.669	1,676,500
836	Spectris PLC, 3 mo. USD Term SOFR + 2.750%(1)	(B, B2)	09/30/32	6.604	838,155
3,895	Ultra Clean Holdings, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(B+, B1)	02/25/28	6.422	3,910,878
3,075	Vertiv Group Corp., 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba1)	08/12/32	5.450	3,088,682
1,462	Viavi Solutions, Inc., 3 mo. USD Term SOFR + 2.500%(1)	(BB, Ba1)	10/16/32	6.171	1,466,538
					27,932,224
Telecom - Wireless (0.7%)
2,013	Dycom Investments, Inc.(1),(3)	(BBB-, Ba2)	01/20/33	0.000	2,019,056
4,615	Eagle Broadband Investments LLC, 3 mo. USD Term SOFR + 3.000%(1)	(B+, B2)	11/12/27	6.934	4,415,965
5,021	SBA Senior Finance II LLC, 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba2)	01/25/31	5.430	5,042,239
612	Xplornet Communications, Inc., 1 mo. USD Term SOFR + 5.000%, 3.500% PIK(1),(8)	(B, B1)	10/24/29	12.286	576,717
1,782	Xplornet Communications, Inc., 1 mo. USD Term SOFR + 1.500%(1),(4)	(CCC+, Caa1)	10/24/31	6.000	1,117,960
					13,171,937

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Telecom - Wireline Integrated & Services (1.7%)
$4,648	Altice Financing SA, 3 mo. USD Term SOFR + 5.000%(1)	(CCC, Caa2)	10/31/27	8.672	$3,565,245
145	Altice France SA, 3 mo. USD Term SOFR + 5.375%(1)	(CCC+, Caa1)	05/14/29	9.047	145,357
9,343	Altice France SA, 3 mo. USD Term SOFR + 6.875%(1)	(CCC+, Caa1)	05/31/31	10.547	9,502,249
7,529	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(1)	(NR, B3)	08/01/29	9.620	5,387,750
10,315	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B+, Ba3)	01/31/29	7.045	10,316,793
1,413	Zacapa SARL, 3 mo. USD Term SOFR + 3.750%(1)	(B, B2)	03/22/29	7.422	1,411,898
					30,329,292
Theaters & Entertainment (1.3%)
4,132	Herschend Entertainment Co. LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B1, B+)	05/27/32	6.172	4,148,818
3,067	Live Nation Entertainment, Inc., 1 mo. USD Term SOFR + 2.000%(1),(16)	(BB, Ba1)	10/21/32	5.673	3,067,476
15,637	TKO Worldwide Holdings LLC, 3 mo. USD Term SOFR + 2.000%(1)	(BB, Ba2)	11/21/31	5.869	15,688,775
					22,905,069
Transport Infrastructure/Services (0.0%)
820	NA Rail HoldCo. LLC, 3 mo. USD Term SOFR + 3.000%(1)	(B, B2)	03/08/32	6.738	823,728
TOTAL BANK LOANS (Cost $1,698,844,747)					1,624,454,047

CORPORATE BONDS (4.5%)
Brokerage (0.1%)
1,528	StoneX Group, Inc., Rule 144A, Secured Notes (Callable 03/01/27 @ $103.94)(11)	(BB-, Ba3)	03/01/31	7.875	1,626,573

Building Materials (0.2%)
3,258	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/14/26 @ $101.46)(11)	(B+, Ba3)	04/15/29	4.375	3,205,665

Cable & Satellite TV (0.2%)
450	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/01/26 @ $101.00)(11)	(CCC+, Caa1)	04/15/32	6.500	439,489
2,877	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/15/26 @ $100.00)(11)	(CCC+, Caa1)	07/15/32	6.875	2,811,243
					3,250,732
Chemicals (0.3%)
1,505	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ $101.88)(11)	(B-, B2)	05/15/28	4.750	1,326,259
1,135	Tronox, Inc., Rule 144A, Senior Secured Notes (Callable 09/30/27 @ $104.56)(11),(12)	(B, B1)	09/30/30	9.125	1,120,680
8,000	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ $102.25)(11)	(CCC, Caa3)	02/15/30	9.000	3,040,000
					5,486,939
Diversified Capital Goods (0.0%)
895	Atkore, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ $102.13)(11)	(BB+, Ba2)	06/01/31	4.250	854,316

Electronics (0.1%)
521	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ $101.19)(11)	(BB, Ba3)	05/15/29	4.750	512,777
793	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/09/26 @ $101.00)(11)	(BB-, Ba3)	06/15/29	4.000	771,154
					1,283,931
Energy - Exploration & Production (0.1%)
2,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ $103.75)(11)	(BB, Ba2)	12/15/33	7.500	2,154,714

Insurance Brokerage (0.5%)
1,200	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ $103.38)(11)	(B, B2)	04/15/28	6.750	1,220,621
6,050	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ $104.25)(11)	(B-, B2)	03/15/30	8.500	6,323,769

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Insurance Brokerage (continued)
$897	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ $103.56)(11)	(B, B2)	06/01/31	7.125	$924,459
					8,468,849
Investments & Misc. Financial Services (1.2%)
12,967	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ $102.13)(11)	(CCC+, B3)	11/15/29	8.500	13,107,005
755	Focus Financial Partners LLC, Rule 144A, Senior Secured Notes (Callable 09/15/27 @ $103.38)(11)	(B, B2)	09/15/31	6.750	773,441
6,079	Stonex Escrow Issuer LLC, Rule 144A, Secured Notes (Callable 07/15/28 @ $103.44)(11)	(BB-, Ba3)	07/15/32	6.875	6,276,640
2,000	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ $103.75)(11)	(B+, B1)	06/15/31	7.500	2,096,232
					22,253,318
Machinery (0.1%)
1,754	Griffon Corp., Global Company Guaranteed Notes (Callable 03/01/26 @ $100.00)	(B+, B1)	03/01/28	5.750	1,754,358

Media - Diversified (0.0%)
395	Tech 7 SAS Super Senior (5),(6),(7),(9),(16)	(NR, NR)	03/31/26	0.000	47
659	Tech 7 SAS Super Senior (5),(6),(7),(9),(16)	(NR, NR)	03/31/26	0.000	78
198	Tech 7 SAS Technicolor Creative Studios Super Senior (5),(6),(7),(9),(16)	(NR, NR)	03/31/26	0.000	23
198	Technicolor Creative Studios SA (5),(6),(7),(9),(16)	(NR, NR)	04/01/26	0.000	24
					172
Metals & Mining - Excluding Steel (0.1%)
975	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ $101.63)(11)	(B+, B1)	02/15/30	6.500	985,486

Packaging (0.0%)
250	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 06/01/27 @ $103.94)(11)	(B, B2)	04/15/30	7.875	254,891
503	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ $101.03)(11)	(BB-, Ba3)	04/15/29	4.125	490,532
					745,423
Real Estate Investment Trusts (0.1%)
1,875	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ $100.00)(11)	(BB-, Ba3)	04/15/30	6.000	1,930,155

Recreation & Travel (0.4%)
552	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/09/26 @ $101.31)(11)	(B+, B2)	08/15/29	5.250	539,922
6,468	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ $100.00)(11)	(BB+, B1)	11/01/27	4.875	6,475,849
					7,015,771
Software - Services (0.6%)
817	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ $103.44)(11)	(B-, B2)	02/01/31	6.875	816,994
7,212	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ $100.00)(11)	(B-, Caa1)	12/15/28	7.125	7,085,467
2,603	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/09/26 @ $100.00)(11)	(B+, B1)	02/01/29	3.875	2,378,051
					10,280,512
Specialty Retail (0.1%)
4,031	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK (4),(8),(11)	(NR, Ca)	03/31/26	7.500	1,914,791
110	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK (8),(9),(11),(16)	(NR, Ca)	03/31/26	7.500	52,152
137	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC (7),(9),(16)	(NR, NR)	12/31/25	0.000	14
					1,966,957

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Support - Services (0.3%)
$1,471	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ $100.91)(5),(11)	(B, B3)	06/01/28	3.625	$1,743,116
3,541	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ $101.13)(11)	(B-, B2)	05/01/28	4.500	3,478,882
					5,221,998
Telecom - Wireless (0.1%)
2,000	Eolo SpA, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ $101.22)(5),(11)	(B-, Caa1)	10/21/28	4.875	2,196,951
TOTAL CORPORATE BONDS (Cost $86,307,612)					80,682,820

ASSET BACKED SECURITIES (3.0%)
Collateralized Debt Obligations (3.0%)
2,000	Allegro CLO XIV Ltd., 2021-2A, Rule 144A, 3 mo. USD Term SOFR + 1.340%(1),(11)	(NR, Aaa)	10/15/37	5.012	2,009,000
3,000	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 1.410%(1),(11)	(NR, Aaa)	07/20/38	5.078	3,016,926
3,500	Anchorage Capital CLO 16 Ltd., 2020-16A, Rule 144A, 3 mo. USD Term SOFR + 2.900%(1),(11)	(NR, NR)	01/19/38	6.568	3,554,060
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, 3 mo. USD Term SOFR + 5.662%(1),(11)	(B, NR)	04/20/31	9.329	1,785,327
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112%(1),(11)	(B+, NR)	01/18/31	9.779	2,625,264
4,000	Crown Point CLO IV Ltd., 2018-4A, Rule 144A, 3 mo. USD Term SOFR + 3.012%(1),(11)	(NR, A3)	04/20/31	6.679	4,023,324
1,750	Dryden 86 CLO Ltd., 2020-86A, Rule 144A, 3 mo. USD Term SOFR + 3.462%(1),(11)	(BBB-, NR)	07/17/34	7.129	1,753,497
3,500	Greywolf CLO II Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 4.460%(1),(11)	(BBB-, NR)	04/15/34	8.132	3,510,866
2,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, 3 mo. USD Term SOFR + 7.182%(1),(11)	(BB-, NR)	04/22/33	10.851	1,976,309
3,390	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, 3 mo. USD Term SOFR + 3.500%(1),(11)	(BBB-, NR)	04/17/34	7.168	3,396,263
1,878	Greywolf CLO V Ltd., 2015-1A, Rule 144A, 3 mo. USD Term SOFR + 3.262%(1),(11)	(BBB+, NR)	01/27/31	6.930	1,879,031
2,500	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412%(1),(11)	(NR, B1)	07/15/31	10.084	2,481,239
2,900	KKR CLO 37 Ltd., Rule 144A, 3 mo. USD Term SOFR + 1.170%(1),(11)	(NR, Aaa)	04/20/38	4.838	2,908,929
5,275	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012%(1),(11)	(NR, Ba1)	01/22/35	9.681	5,299,381
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, 3 mo. USD Term SOFR + 3.112%(1),(11)	(BBB, NR)	07/15/30	6.784	2,264,860
4,000	TPG CLO Ltd., 2025-1A, Rule 144A, 3 mo. USD Term SOFR + 1.370%(1),(11)	(NR, Aaa)	07/15/37	5.333	4,023,144
1,500	Trestles CLO IV Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 1.280%(1),(11)	(NR, NR)	10/30/38	5.071	1,507,560
3,278	Venture XXIII CLO Ltd., 2016-23A, Rule 144A, 3 mo. USD Term SOFR + 5.332%(1),(11)	(NR, Ba1)	07/19/34	8.999	3,131,298
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 3.612%(1),(11)	(BBB-, NR)	07/14/31	7.279	3,019,292
TOTAL ASSET BACKED SECURITIES (Cost $54,253,573)					54,165,570

Shares
COMMON STOCKS (1.1%)
Auto Parts & Equipment (0.1%)
311	Jason, Inc.(7)	1,710,940

Chemicals (0.4%)
309,150,260	Ascend Performance Litigation Trust Interest, Class A(7),(16)	30,915
623,086,519	Ascend Performance Litigation Trust Interest, Class C(7),(16)	62,309
68,450	Ascend Performance Materials Operations LLC(7),(16)	154,013
529,264	Proppants Holdings LLC(4),(9),(16)	10,585
95,484	SK Mohawk Holdings, SCS(7),(16)	954,840

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Shares		Value
COMMON STOCKS (continued)
Chemicals (continued)
191,054	Utex Industries	$5,094,837
		6,307,499
Energy - Exploration & Production (0.0%)
926,254	PES Energy, Class A(4),(7),(9),(16)	9,263

Hotels (0.1%)
41,091	Aimbridge Acquisition Co., Inc.(7)	1,931,277

Investments & Misc. Financial Services (0.2%)
6,555	Altisource Portfolio Solutions SA(7)	35,200
239,704	Altisource Portfolio Solutions SA(7)	1,287,210
688,484	Ocelot Acquisition LLC(7)	2,753,935
68,579	Resolute Topco, Inc.(7)	137,158
		4,213,503
Machinery (0.0%)
6,310,057	Alloy Topco Ltd.(7),(9),(10),(16)	0

Packaging (0.0%)
2,646,421	Campfire Topco Ltd.(5),(7),(9),(16)	0

Personal & Household Products (0.1%)
196,189	Dream Well, Inc.(7)	1,831,032
780,993,504	Keter Group BV(5),(7),(9),(16)	0
196,189	Serta Simmons Bedding Equipment Co.(7),(9),(16)	0
		1,831,032
Pharmaceuticals (0.0%)
156,133	Akorn, Inc.(7)	4,684

Private Placement (0.0%)
999,012,630	Technicolor Creative Studios SA(7),(9),(13),(16)	0

Recreation & Travel (0.1%)
113,516	Cineworld Group PLC(7)	1,839,867

Software - Services (0.0%)
3,935	Skillsoft Corp.(7),(12)	35,612

Telecom - Wireless (0.0%)
100,438	Stonepeak Falcon Holidngs LP(7)	150,657
7,290	Xplore, Inc.(7),(9),(16)	0
		150,657
Telecom - Wireline Integrated & Services (0.1%)
76,309	Luxco Co. Ltd.(5),(7)	1,441,421
TOTAL COMMON STOCKS (Cost $49,399,075)		19,475,755

WARRANTS (0.0%)
Chemicals (0.0%)
132,316	Project Investor Holdings LLC, expires 02/08/26(4),(7),(9),(16)	0

Investments & Misc. Financial Services (0.0%)
52,650	Altisource Solutions SARL(7)	16,422
52,650	Altisource Solutions SARL(7)	15,268
		31,690
TOTAL WARRANTS (Cost $69,858)		31,690

SHORT-TERM INVESTMENTS (4.6%)
79,229,076	State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.65%(14)	79,229,076
2,109,245	State Street Navigator Securities Lending Government Money Market Portfolio, 3.71%(15)	2,109,245
TOTAL SHORT-TERM INVESTMENTS (Cost $81,338,321)		81,338,321

TOTAL INVESTMENTS AT VALUE (104.8%) (Cost $1,970,213,186)		$1,860,148,203

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.8%)		(85,863,713)

NET ASSETS (100.0%)		$1,774,284,490

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2026. The rate may be subject to a cap and floor.

(2)	All or a portion is an unfunded loan commitment.

(3)	Position is unsettled. Contract rate was not determined at January 31, 2026 and does not take effect until settlement.

(4)	Illiquid security.

(5)	This security is denominated in Euro.

(6)	Bond is currently in default.

(7)	Non-income producing security.

(8)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(9)	Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund's valuation designee under the oversight of the Board of Trustees.
(10)	This security is denominated in British Pound.

(11)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, these securities amounted to a value of $133,093,846 or 7.5% of net assets.

(12)	Security or portion thereof is out on loan.

(13)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse Floating Rate High Income Fund Segregated Portfolio, an affiliated entity.
(14)	Rate shown reflects yield as at January 31, 2026.

(15)	Represents security purchased with cash collateral received for securities on loan.
(16)	Security is valued using significant unobservable inputs.

INVESTMENT ABBREVIATIONS

1 mo. = 1 month

12 mo. = 12 month

1 yr. = 1 year

3 mo. = 3 month

6 mo. = 6 month

EURIBOR = Euro Interbank Offered Rate

NR = Not Rated

WR = Withdrawn Rating

SARL = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
CAD	50,219	USD	36,332	10/07/26	Barclays Bank PLC	$36,331	$37,440	$1,109
CAD	88,888	USD	64,681	10/07/26	Deutsche Bank AG	64,680	66,269	1,589
CAD	50,219	USD	36,815	10/07/26	Morgan Stanley	36,815	37,440	625
EUR	2,000,000	USD	2,383,763	09/24/26	Barclays Bank PLC	2,383,763	2,403,892	20,129
Total Unrealized Appreciation								$23,452

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
USD	11,969	CAD	16,673	10/07/26	Barclays Bank PLC	$(11,969)	$(12,430)	$(461)
USD	234,879	CAD	323,310	10/07/26	Deutsche Bank AG	(234,879)	(241,041)	(6,162)
USD	55,888,311	EUR	46,708,118	09/24/26	Deutsche Bank AG	(55,888,311)	(56,140,626)	(252,315)
USD	1,489,904	EUR	1,250,251	10/07/26	Barclays Bank PLC	(1,489,904)	(1,503,506)	(13,602)
USD	16,391,718	EUR	13,721,953	10/07/26	Deutsche Bank AG	(16,391,718)	$(16,501,515)	$(109,797)
USD	3,774,696	GBP	2,844,043	10/07/26	Barclays Bank PLC	(3,774,696)	(3,901,260)	(126,564)
USD	2,087,346	GBP	1,590,785	10/07/26	Deutsche Bank AG	(2,087,346)	(2,182,128)	(94,782)
USD	15,938,913	GBP	11,867,708	10/07/26	Morgan Stanley	(15,938,913)	(16,279,297)	(340,384)
Total Unrealized Depreciation								$(944,067)
Total Net Unrealized Appreciation/(Depreciation)								$(920,615)

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Currency Abbreviations:

CAD = Canadian Dollar

EUR = Euro

USD = United States Dollar

GBP = British Pound

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical investments

●	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Bank Loans	$—	$1,467,085,567	$157,368,480		$1,624,454,047
Corporate Bonds	—	80,630,482	52,338		80,682,820
Asset Backed Securities	—	54,165,570	—		54,165,570
Common Stocks	1,358,022	16,895,808	1,221,925		19,475,755
Warrants	31,690	—	0	[1]	31,690
Short-term Investments	81,338,321	—	—		81,338,321
	$82,728,033	$1,618,777,427	$158,642,743		$1,860,148,203
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$23,452	$—		$23,452

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$944,067	$—		$944,067

1	Included a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2026 for which significant unobservable inputs were used in determining fair value.

	Bank Loans	Corporate Bonds	Common Stocks	Warrants	Total
Balance as of October 31, 2025	$98,732,072	$151,383	$19,847	$0	$98,903,302
Accrued discounts (premiums)	124,105	-	-	-	124,105
Purchases	16,640,002	3,968	1,613,595	-	18,257,565
Sales	(9,047,295)	-	-	-	(9,047,295)
Realized gain (loss)	(2,218,736)	-	-	-	(2,218,736)
Change in unrealized appreciation (depreciation)	3,485,346	(103,013)	(411,517)	-	2,970,816
Transfers into Level 3	73,636,265	-	-	-	73,636,265
Transfers out of Level 3	(23,983,279)	-	-	-	(23,983,279)
Balance as of January 31, 2026	$157,368,480	$52,338	$1,221,925	$0	$158,642,743

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2026	$852,408	$(103,013)	$(411,519)	$-	$337,876

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value
Asset Class	At January 31, 2026	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Bank Loans	$2,674,133	Income Approach	Expected Remaining Distribution	$0.00 - 1.00 (0.64)
	154,694,347	Vendor Pricing	Single Broker Quote	0.29 – 3.54 (1.31)
Corporate Bonds	52,338	Income Approach	Expected Remaining Distribution	0.00 – 0.48 (0.47)
Common Stocks	19,847	Income Approach	Expected Remaining Distribution	0.00 – 0.02 (0.02)
	1,202,076	Vendor Pricing	Single Broker Quote	0.00 – 10.00 (8.23)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

* Weighted by relative fair value

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM (Americas) considers may include (i) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (ii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iii) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (iv) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2026, $73,636,265 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $23,983,279 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at https://us-fund.ubs.com/en/home, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Strategic Income Fund

Schedule of Investments

January 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (46.4%)
Aerospace & Defense (1.7%)
$2,386	AAR Escrow Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.38)(1)	(BB, Ba2)	03/15/29	6.750	$2,470,980
4,294	Amentum Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/27 @ 103.63)(1)	(B, B2)	08/01/32	7.250	4,527,937
3,525	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/28 @ 103.38)(1)	(BB-, Ba3)	06/15/33	6.750	3,701,726
489	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ 103.75)(1)	(BB-, Ba3)	02/01/29	7.500	508,285
1,000	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/01/27 @ 103.63)(1)	(BB-, Ba3)	07/01/31	7.250	1,062,586
1,869	CACI International, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ 103.19)(1)	(BB-, Ba2)	06/15/33	6.375	1,941,532
2,445	Science Applications International Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/28 @ 102.94)(1)	(BB-, Ba3)	11/01/33	5.875	2,465,843
2,788	TransDigm, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/28 @ 103.19)(1)	(B, B3)	05/31/33	6.375	2,840,213
750	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.31)(1)	(BB-, Ba3)	03/01/32	6.625	776,389
					20,295,491
Air Transportation (0.0%)
569	United Airlines Holdings, Inc., Company Guaranteed Notes (Callable 09/01/30 @ 100.00)	(BB+, Ba2)	03/01/31	5.375	575,512

Auto Parts & Equipment (1.6%)
416	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 02/09/26 @ 103.50)(1)	(BBB-, Ba2)	04/15/28	7.000	425,660
893	Advance Auto Parts, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/27 @ 103.50)(1)	(BB, Ba3)	08/01/30	7.000	907,653
1,012	Advance Auto Parts, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/28 @ 103.69)(1)	(BB, Ba3)	08/01/33	7.375	1,026,547
2,174	American Axle & Manufacturing, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/28 @ 103.88)(1)	(B+, B3)	10/15/33	7.750	2,236,431
1,553	American Axle & Manufacturing, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/28 @ 103.19)(1)	(BB, Ba2)	10/15/32	6.375	1,585,556
853	Cougar JV Subsidiary LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 104.00)(1)	(B+, B2)	05/15/32	8.000	912,181
8,029	Dealer Tire LLC/DT Issuer LLC, Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ 100.00)(1)	(CCC, Caa1)	02/01/28	8.000	8,022,720
750	Garrett Motion Holdings, Inc./Garrett LX I SARL, Rule 144A, Company Guaranteed Notes (Callable 05/31/27 @ 103.88)(1)	(B+, B1)	05/31/32	7.750	794,447
3,024	Phinia, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/26 @ 103.38)(1)	(BB+, Baa3)	04/15/29	6.750	3,130,759
					19,041,954
Brokerage (0.2%)
2,138	StoneX Group, Inc., Rule 144A, Secured Notes (Callable 03/01/27 @ 103.94)(1)	(BB-, Ba3)	03/01/31	7.875	2,275,925

Building & Construction (0.4%)
2,723	Installed Building Products, Inc. Rule 144A, Company Guaranteed Notes (Callable 02/01/29 @ 102.81)(1)	(BB-, Ba2)	02/01/34	5.625	2,747,971
602	Quikrete Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/28 @ 103.19)(1)	(BB, Ba3)	03/01/32	6.375	624,194
1,005	Quikrete Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/28 @ 103.38)(1)	(B+, B2)	03/01/33	6.750	1,044,604
					4,416,769
Building Materials (2.4%)
754	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/14/26 @ 103.19)(1)	(BB-, Ba2)	06/15/30	6.375	771,332
1,806	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/14/26 @ 101.46)(1)	(B+, Ba3)	04/15/29	4.375	1,776,989
1,750	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.44)(1)	(B+, Ba3)	08/15/32	6.875	1,847,559
3,138	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/30 @ 103.38)(1)	(BB-, Ba2)	05/15/35	6.750	3,301,393

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Building Materials (continued)
$1,340	Camelot Return Merger Sub, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.28)(1)	(B-, Caa1)	08/01/28	8.750	$1,042,959
1,067	Cornerstone Building Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 100.00)(1)	(CCC, Caa3)	01/15/29	6.125	473,511
3,003	Cornerstone Building Brands, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ 104.75)(1)	(B-, Caa1)	08/15/29	9.500	2,271,081
1,495	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 100.00)(1)	(BB, Ba1)	01/15/28	5.000	1,494,902
2,453	Masterbrand, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ 103.50)(1)	(BB, Ba3)	07/15/32	7.000	2,545,844
4,164	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Rule 144A, Senior Secured Notes (Callable 04/01/27 @ 103.38)(1)	(BB-, B2)	04/01/32	6.750	4,281,038
7,783	Oscar AcquisitionCo LLC/Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ 104.75)(1)	(CCC-, Caa3)	04/15/30	9.500	4,611,427
3,780	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ 102.19)(1)	(BB+, Ba3)	07/15/30	4.375	3,648,040
1,353	White Cap Supply Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 103.69)(1)	(CCC+, Caa1)	11/15/30	7.375	1,406,158
					29,472,233
Cable & Satellite TV (0.6%)
526	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/01/26 @ 101.00)(1)	(CCC+, Caa1)	10/15/31	6.500	512,984
762	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/01/26 @ 101.00)(1)	(CCC+, Caa1)	04/15/32	6.500	744,898
1,349	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/15/26 @ 100.00)(1)	(CCC+, Caa1)	07/15/32	6.875	1,318,120
1,729	CCO Holdings LLC / CCO Holdings Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ 100.00)(1)	(BB-, B1)	05/01/27	5.125	1,730,520
1,530	Sunrise FinCo I BV, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	1,467,247
1,200	Telenet Finance Luxembourg Notes SARL, Rule 144A, Senior Secured Notes (Callable 02/09/26 @ 100.00)(1)	(BB-, B1)	03/01/28	5.500	1,199,989
293	VZ Secured Financing B.V., Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	264,765
					7,238,523
Chemicals (1.0%)
474	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ 103.56)(1)	(BB-, Ba3)	08/01/30	7.125	489,308
600	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/27 @ 103.13)(1)	(BB-, Ba3)	11/01/31	6.250	617,467
1,571	Methanex U.S. Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/31 @ 100.00)(1)	(BB, Ba2)	03/15/32	6.250	1,620,942
732	Solstice Advanced Materials, Inc., Rule 144A, Senior Unsecured Notes (Callable 09/30/28 @ 102.81)(1)	(BB+, Ba2)	09/30/33	5.625	736,236
5,433	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 101.16)(1),(2)	(CCC+, Caa1)	03/15/29	4.625	4,188,624
734	Tronox, Inc., Rule 144A, Senior Secured Notes (Callable 09/30/27 @ 104.56)(1),(2)	(B, B1)	09/30/30	9.125	724,739
4,631	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ 102.25)(1)	(CCC, Caa3)	02/15/30	9.000	1,759,780
1,600	WR Grace Holdings LLC Rule 144A, Senior Secured Notes (Callable 02/01/29 @ 103.50)(1)	(B-, B2)	08/01/33	7.000	1,602,728
374	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.69)(1)	(B-, B2)	03/01/31	7.375	382,045
					12,121,869
Diversified Capital Goods (1.2%)
3,459	Atkore, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.13)(1)	(BB+, Ba2)	06/01/31	4.250	3,301,765
2,818	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ 101.66)(1),(2)	(CCC, Caa2)	10/15/29	6.625	2,512,505
3,434	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BB+, Ba3)	12/15/27	4.375	3,417,086
1,000	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.31)(1)	(BB+, Ba3)	01/15/32	6.625	1,036,704

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Diversified Capital Goods (continued)
$3,866	Maxam Prill SARL, Rule 144A, Senior Secured Notes (Callable 07/02/27 @ 103.88)(1)	(B+, NR)	07/15/30	7.750	$4,029,605
					14,297,665
Electronics (0.9%)
2,189	Ellucian Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/26 @ 103.25)(1)	(B-, B2)	12/01/29	6.500	2,159,604
6,429	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 101.19)(1)	(BB, Ba3)	05/15/29	4.750	6,327,530
1,500	Sensata Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ 103.31)(1)	(BB+, Ba2)	07/15/32	6.625	1,568,124
1,000	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/09/26 @ 101.00)(1)	(BB-, Ba3)	06/15/29	4.000	972,452
					11,027,710
Energy - Exploration & Production (2.6%)
500	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/09/26 @ 104.19)(1)	(BB-, B1)	07/01/28	8.375	515,101
4,361	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/26 @ 104.38)(1)	(BB-, B1)	07/01/31	8.750	4,585,871
6,012	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	5,844,936
2,250	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 102.75)(1)	(BB, Ba2)	06/15/31	5.500	2,237,994
8,726	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ 103.75)(1)	(BB, Ba2)	12/15/33	7.500	9,401,017
2,178	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/27 @ 103.25)(1)	(BB-, B1)	04/15/32	6.500	2,219,077
2,567	Murphy Oil USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	2,412,977
4,197	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/28 @ 103.94)(1)	(B+, B1)	10/15/33	7.875	4,238,026
					31,454,999
Environmental (0.3%)
140	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 103.19)(1)	(BB+, Ba2)	02/01/31	6.375	143,448
560	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/28 @ 102.88)(1)	(BB+, Ba2)	10/15/33	5.750	572,402
1,682	Luna 1.5 SARL, Rule 144A, Senior Unsecured Notes, 12.000% PIK (Callable 07/01/28 @ 106.00)(1),(3)	(B-, B3)	07/01/32	12.000	1,782,529
1,177	Waste Pro U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/28 @ 103.50)(1)	(B-, Caa1)	02/01/33	7.000	1,212,043
					3,710,422
Food - Wholesale (1.0%)
942	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/09/26 @ 100.00)(1)	(BB+, Ba2)	04/15/27	5.250	943,000
1,790	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/09/26 @ 103.00)(1)	(BB+, Ba2)	06/15/30	6.000	1,815,228
953	Froneri Lux FinCo Sarl Rule 144A, Senior Secured Notes (Callable 07/15/28 @ 103.00)(1)	(BB-, B1)	08/01/32	6.000	965,858
1,400	Performance Food Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 103.06)(1)	(BB, B1)	09/15/32	6.125	1,442,042
3,982	Post Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/31 @ 103.25)(1)	(B+, B2)	03/15/36	6.500	3,988,029
666	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/09/26 @ 103.44)(1)	(BB+, Ba2)	09/15/28	6.875	687,759
684	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/26 @ 103.63)(1)	(BB+, Ba2)	01/15/32	7.250	718,377
1,250	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/27 @ 102.88)(1)	(BB+, Ba2)	04/15/33	5.750	1,273,326
					11,833,619
Gaming (0.7%)
500	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.50)(1)	(BB-, Ba3)	02/15/30	7.000	516,527

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Gaming (continued)
$542	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.25)(1)	(BB-, Ba3)	02/15/32	6.500	$554,473
2,597	Light & Wonder International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/28 @ 103.13)(1)	(B+, B2)	10/01/33	6.250	2,630,683
333	Voyager Parent LLC, Rule 144A, Senior Secured Notes (Callable 07/01/28 @ 104.63)(1)	(B, B1)	07/01/32	9.250	353,884
3,886	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 100.00)(1)	(BB-, B1)	05/15/27	5.250	3,909,751
					7,965,318
Gas Distribution (1.1%)
558	Antero Midstream Partners LP/Antero Midstream Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 10/15/28 @ 102.88)(1)	(BB+, Ba2)	10/15/33	5.750	564,513
1,354	Blue Racer Midstream LLC/Blue Racer Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ 100.00)(1)	(B+, B2)	07/15/26	6.625	1,361,365
350	Blue Racer Midstream LLC/Blue Racer Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ 103.63)(1)	(B+, B2)	07/15/32	7.250	371,293
268	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ 104.44)	(B, B3)	04/15/30	8.875	282,280
2,290	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 102.94)(1)	(BBB-, Ba1)	03/01/28	5.875	2,334,147
456	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 102.75)(1)	(BBB-, Ba1)	10/15/30	5.500	462,355
1,250	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB, Ba2)	05/15/30	4.800	1,233,148
1,610	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 100.00)(1)	(B+, B1)	01/15/28	5.500	1,610,321
1,868	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 103.00)(1)	(B+, B1)	12/31/30	6.000	1,895,960
2,920	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ 103.69)(1)	(B+, B1)	02/15/29	7.375	3,028,604
					13,143,986
Health Facilities (0.3%)
1,358	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/27 @ 103.63)(1)	(CCC+, Caa1)	04/15/32	7.250	1,365,958
1,484	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 11/15/28 @ 102.75)(1)	(BB, Ba3)	11/15/32	5.500	1,499,382
593	Tenet Healthcare Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/28 @ 103.00)(1)	(B, B2)	11/15/33	6.000	610,520
					3,475,860
Health Services (1.2%)
4,471	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/27 @ 103.25)(1)	(BB-, B1)	01/15/31	6.500	4,533,643
4,749	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/09/26 @ 101.00)(1)	(BB-, B1)	04/15/29	4.000	4,543,766
4,330	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ 101.63)(1)	(CCC, Caa2)	02/15/30	6.500	4,203,800
1,779	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 101.34)(1)	(BB, Ba2)	02/15/30	5.375	1,785,487
					15,066,696
Hotels (0.2%)
1,199	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/28 @ 102.88)(1)	(BB+, Ba2)	09/15/33	5.750	1,222,105
160	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 102.94)(1)	(BB+, Ba2)	04/01/29	5.875	163,774
597	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ 103.25)(1)	(BB, Ba3)	06/15/33	6.500	619,148
458	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/27 @ 103.25)(1)	(BB, Ba3)	04/01/32	6.500	474,059
					2,479,086
Insurance Brokerage (1.4%)
4,473	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.38)(1)	(B, B2)	04/15/28	6.750	4,549,864

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Insurance Brokerage (continued)
$667	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/01/27 @ 103.25)(1)	(B, B2)	10/01/31	6.500	$685,891
2,250	Ardonagh Group Finance Ltd., Rule 144A, Senior Unsecured Notes (Callable 02/15/27 @ 104.44)(1)	(CCC, Caa2)	02/15/32	8.875	2,322,546
1,502	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(1)	(B-, B2)	03/15/30	8.500	1,569,967
1,963	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/01/28 @ 103.44)(1)	(CCC, Caa2)	10/01/33	6.875	1,914,834
5,637	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ 103.56)(1)	(B, B2)	06/01/31	7.125	5,809,563
647	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 101.09)(1)	(BB-, Ba3)	02/01/30	4.375	631,146
					17,483,811
Investments & Misc. Financial Services (3.1%)
9,407	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 102.13)(1)	(CCC+, B3)	11/15/29	8.500	9,508,567
600	Block, Inc., Global Senior Unsecured Notes (Callable 05/15/27 @ 103.25)	(BB+, Ba1)	05/15/32	6.500	621,859
1,845	Block, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/27 @ 102.81)(1)	(BB+, Ba1)	08/15/30	5.625	1,878,839
520	Block, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/28 @ 103.00)(1)	(BB+, Ba1)	08/15/33	6.000	531,242
940	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/14/26 @ 101.31)(1)	(B-, Caa1)	04/15/29	5.250	876,010
4,385	Focus Financial Partners LLC, Rule 144A, Senior Secured Notes (Callable 09/15/27 @ 103.38)(1)	(B, B2)	09/15/31	6.750	4,492,104
2,043	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 101.00)(1)	(B, B2)	06/15/29	4.000	1,825,625
6,844	Stonex Escrow Issuer LLC, Rule 144A, Secured Notes (Callable 07/15/28 @ 103.44)(1)	(BB-, Ba3)	07/15/32	6.875	7,066,512
5,763	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ 103.75)(1)	(B+, B1)	06/15/31	7.500	6,040,293
4,526	Walker & Dunlop, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/28 @ 103.31)(1)	(BB, Ba2)	04/01/33	6.625	4,642,431
					37,483,482
Machinery (1.9%)
2,000	Columbus McKinnon Corp/NY Rule 144A, Senior Secured Notes (Callable 02/01/29 @ 103.56)(1)	(B, Ba3)	02/01/33	7.125	2,011,890
3,306	Enpro, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/28 @ 103.06)(1)	(BB-, Ba3)	06/01/33	6.125	3,408,916
6,824	Enviri Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 100.00)(1)	(B, B3)	07/31/27	5.750	6,832,605
2,732	Griffon Corp., Global Company Guaranteed Notes (Callable 03/01/26 @ 100.00)	(B+, B1)	03/01/28	5.750	2,732,557
1,500	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 03/01/26 @ 103.13)	(BB, Ba1)	02/15/29	6.250	1,515,868
1,660	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 03/01/26 @ 101.88)(2)	(BB, Ba1)	03/01/31	3.750	1,672,382
3,098	Lsf12 Helix Parent LLC Rule 144A, Senior Secured Notes (Callable 02/01/28 @ 103.56)(1)	(B, B2)	02/01/33	7.125	3,118,979
319	Regal Rexnord Corp., Global Company Guaranteed Notes (Callable 01/15/33 @ 100.00)	(BB+, Baa3)	04/15/33	6.400	341,141
735	Synergy Infrastructure Holdings LLC, Rule 144A, Secured Notes (Callable 12/01/27 @ 103.94)(1)	(B, B3)	12/01/30	7.875	765,886
					22,400,224
Media - Diversified (0.0%)
50	Tech 7 SAS Super Senior (4),(5),(6),(7),(16)	(NR, NR)	03/31/26	0.000	6
84	Tech 7 SAS Super Senior (4),(5),(6),(7),(16)	(NR, NR)	03/31/26	0.000	10
25	Tech 7 SAS Technicolor Creative Studios Super Senior (4),(5),(6),(7),(16)	(NR, NR)	03/31/26	0.000	3
25	Technicolor Creative Studios SA (4),(5),(6),(7),(16)	(NR, NR)	04/01/26	0.000	3
					22

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Media Content (0.2%)
$350	Sirius XM Radio LLC, Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 102.06)(1),(2)	(BB+, Ba3)	07/01/30	4.125	$330,276
2,200	Sirius XM Radio LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/26 @ 101.94)(1),(2)	(BB+, Ba3)	09/01/31	3.875	2,009,109
					2,339,385
Metals & Mining - Excluding Steel (2.5%)
3,111	Capstone Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 03/31/28 @ 103.38)(1)	(BB-, B1)	03/31/33	6.750	3,225,699
936	Constellium SE, Rule 144A, Company Guaranteed Notes (Callable 02/09/26 @ 100.00)(1)	(BB-, Ba3)	06/15/28	5.625	937,640
2,000	Constellium SE, Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.19)(1)	(BB-, Ba3)	08/15/32	6.375	2,070,194
7,269	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 101.63)(1)	(B+, B1)	02/15/30	6.500	7,347,178
500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/29 @ 103.63)(1)	(B, NR)	02/15/34	7.250	525,615
5,767	First Quantum Minerals Ltd., Rule 144A, Secured Notes (Callable 03/01/26 @ 104.69)(1)	(B, NR)	03/01/29	9.375	6,057,111
3,095	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1),(2)	(BB-, B2)	06/01/31	4.500	2,990,564
2,067	Kaiser Aluminum Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/29 @ 102.94)(1)	(BB-, B2)	03/01/34	5.875	2,085,022
3,119	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/28 @ 103.19)(1)	(BB, B1)	08/15/33	6.375	3,179,343
1,608	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 101.58)(1)	(BB, B1)	01/30/30	4.750	1,559,431
					29,977,797
Oil Field Equipment & Services (0.1%)
1,116	USA Compression Partners LP/USA Compression Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/28 @ 103.13)(1)	(B+, B1)	10/01/33	6.250	1,130,896

Oil Refining & Marketing (1.0%)
1,807	Global Partners LP/GLP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 104.13)(1)	(B+, B1)	01/15/32	8.250	1,905,688
40	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 102.81)(1)	(BB+, Ba1)	03/15/31	5.625	40,260
4,087	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/28 @ 102.94)(1)	(BB+, Ba1)	03/15/34	5.875	4,100,001
700	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 05/01/27 @ 103.63)(1)	(BB+, Ba1)	05/01/32	7.250	741,536
3,051	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 07/01/28 @ 103.13)(1)	(BB+, Ba1)	07/01/33	6.250	3,132,968
1,365	Sunoco LP/Sunoco Finance Corp., Global Company Guaranteed Notes (Callable 02/09/26 @ 102.25)	(BB+, Ba1)	04/30/30	4.500	1,333,784
180	Sunoco LP/Sunoco Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/09/26 @ 103.50)(1)	(BB+, Ba1)	09/15/28	7.000	185,944
925	TransMontaigne Partners LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/27 @ 104.25)(1)	(CCC+, Caa1)	06/15/30	8.500	959,317
					12,399,498
Packaging (2.1%)
3,538	Cascades, Inc./Cascades USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ 103.38)(1)	(BB-, Ba3)	07/15/30	6.750	3,665,138
2,698	Crown Americas LLC, Rule 144A, Company Guaranteed Notes (Callable 06/01/28 @ 102.94)(1)	(BB+, Ba2)	06/01/33	5.875	2,761,263
3,578	Mauser Packaging Solutions Holding Co., Rule 144A, Secured Notes (Callable 06/01/27 @ 104.63)(1)	(CCC+, Caa2)	04/15/30	9.250	3,522,820
3,407	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 06/01/27 @ 103.94)(1)	(B, B2)	04/15/30	7.875	3,473,658
348	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1),(2)	(B+, B3)	05/15/31	7.250	354,742
250	Sealed Air Corp./Sealed Air Corp. U.S., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 101.53)(1)	(BB+, Ba2)	02/01/28	6.125	253,882
1,258	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, Rule 144A, Senior Secured Notes (Callable 05/15/27 @ 104.75)(1)	(B-, B3)	05/15/30	9.500	1,215,236

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Packaging (continued)
$6,353	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 106.38)(1)	(CCC+, Caa3)	12/31/28	12.750	$6,370,515
3,799	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 101.03)(1)	(BB-, Ba3)	04/15/29	4.125	3,704,830
					25,322,084
Personal & Household Products (1.5%)
4,601	Acushnet Co., Rule 144A, Company Guaranteed Notes (Callable 12/01/28 @ 102.81)(1)	(BB, Ba3)	12/01/33	5.625	4,654,634
850	Amer Sports Co., Rule 144A, Senior Secured Notes (Callable 02/06/26 @ 103.00)(1)	(BBB-, Ba1)	02/16/31	6.750	886,057
5,901	Energizer Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/28 @ 103.00)(1)	(B, B2)	09/15/33	6.000	5,677,904
1,795	JH North America Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/31/27 @ 102.94)(1)	(BBB-, Ba1)	01/31/31	5.875	1,826,743
2,153	JH North America Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/31/28 @ 103.06)(1)	(BBB-, Ba1)	07/31/32	6.125	2,195,343
2,820	Somnigroup International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/26 @ 101.94)(1)	(BB, Ba3)	10/15/31	3.875	2,633,626
					17,874,307
Pharmaceuticals (0.0%)
350	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 101.88)(1)	(BB, Ba3)	04/01/31	3.750	327,398

Property & Casualty Insurance (0.3%)
3,255	Ardonagh Finco Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.88)(1)	(B-, B3)	02/15/31	7.750	3,371,750

Rail (0.6%)
5,061	Genesee & Wyoming, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ 103.13)(1)	(BB, Ba3)	04/15/32	6.250	5,216,014
2,124	Watco Cos. LLC/Watco Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/27 @ 103.56)(1)	(B-, B3)	08/01/32	7.125	2,225,529
					7,441,543
Real Estate Investment Trusts (0.6%)
2,614	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/30 @ 100.00)(1)	(BB-, Ba3)	01/15/31	5.750	2,650,097
1,150	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/26 @ 100.00)(1)	(BB-, Ba3)	01/15/27	4.375	1,143,075
1,250	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ 100.00)(1)	(BB-, Ba3)	04/15/30	6.000	1,286,770
1,831	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/30 @ 100.00)(1)	(BB-, Ba3)	10/15/30	6.500	1,907,981
					6,987,923
Recreation & Travel (2.2%)
3,730	Boyne USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ 101.19)(1)	(B, B1)	05/15/29	4.750	3,692,606
4,385	Motion Bondco DAC, Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 100.00)(1),(2)	(CCC-, Caa3)	11/15/27	6.625	4,164,279
582	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/09/26 @ 101.31)(1)	(B+, B2)	08/15/29	5.250	569,265
4,491	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1),(2)	(B+, Caa1)	05/15/31	7.250	4,434,990
291	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., Global Company Guaranteed Notes (Callable 02/05/26 @ 100.00)	(B+, Caa1)	04/15/27	5.375	291,182
461	Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC Rule 144A, Company Guaranteed Notes (Callable 07/15/28 @ 104.31)(1)	(B+, Caa1)	01/15/32	8.625	470,756
7,971	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ 100.00)(1)	(BB+, B1)	11/01/27	4.875	7,980,673
4,441	Vail Resorts, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.25)(1)	(BB-, Ba3)	05/15/32	6.500	4,618,649
					26,222,400

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Restaurants (0.3%)
$1,000	1011778 BC ULC/New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.06)(1)	(BB+, Ba2)	06/15/29	6.125	$1,025,922
2,596	Papa John's International, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 100.97)(1)	(B+, B2)	09/15/29	3.875	2,491,557
					3,517,479
Software - Services (4.1%)
2,246	AmeriTex HoldCo Intermediate LLC, Rule 144A, Senior Secured Notes (Callable 08/15/28 @ 103.81)(1)	(B, B2)	08/15/33	7.625	2,363,333
958	Archrock Services LP/Archrock Partners Finance Corp. Rule 144A, Company Guaranteed Notes (Callable 02/01/29 @ 103.00)(1)	(BB-, B1)	02/01/34	6.000	958,730
1,862	Brightstar Lottery PLC/Brightstar Global Solutions Corp., Rule 144A, Senior Secured Notes (Callable 12/15/28 @ 102.88)(1)	(BB+, Ba1)	01/15/33	5.750	1,851,688
2,956	Cloud Software Group, Inc., Rule 144A, Secured Notes (Callable 03/01/26 @ 104.50)(1)	(B-, Caa1)	09/30/29	9.000	2,987,235
1,604	Cloud Software Group, Inc., Rule 144A, Senior Secured Notes (Callable 02/09/26 @ 103.25)(1)	(B, B1)	03/31/29	6.500	1,597,004
4,793	Cloud Software Group, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/28 @ 103.31)(1),(2)	(B, B1)	08/15/33	6.625	4,599,213
1,286	CompoSecure Holdings LLC Rule 144A, Senior Secured Notes (Callable 02/01/29 @ 102.81)(1)	(B+, B1)	02/01/33	5.625	1,282,637
1,649	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ 101.03)(1)	(BB, Ba3)	07/15/29	4.125	1,587,968
3,605	Insight Enterprises, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.31)(1)	(BB+, Ba3)	05/15/32	6.625	3,693,409
972	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 100.00)(1)	(BB, Ba3)	02/15/28	3.875	941,525
2,315	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 100.97)(1)	(BB, Ba3)	12/01/29	3.875	2,150,007
1,500	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 101.38)(1)	(BB, Ba3)	02/15/30	4.125	1,394,727
2,884	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB, Ba3)	12/01/31	4.125	2,593,158
1,659	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44)(1)	(B-, B2)	02/01/31	6.875	1,658,987
10,573	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ 100.00)(1)	(B-, Caa1)	12/15/28	7.125	10,387,500
4,502	WEX, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ 103.25)(1)	(B, B1)	03/15/33	6.500	4,597,902
4,953	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/09/26 @ 100.00)(1)	(B+, B1)	02/01/29	3.875	4,524,965
					49,169,988
Specialty Retail (1.3%)
1,679	Beach Acquisition Bidco LLC, Rule 144A, Senior Unsecured Notes, 10.000% Cash, 10.750% PIK (Callable 07/15/28 @ 103.00)(1),(3)	(B+, Caa1)	07/15/33	10.000	1,850,567
1,884	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK (1),(8)	(NR, Ca)	03/31/26	7.500	894,762
52	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK (1),(7),(16)	(NR, Ca)	03/31/26	7.500	24,542
64	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC (7),(16)	(NR, NR)	12/31/25	0.000	6
3,214	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/09/26 @ 100.67)(1)	(BB+, Ba2)	08/15/28	4.000	3,145,572
2,000	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/26 @ 103.19)(1)	(BB+, Ba2)	01/15/30	6.375	2,056,560
3,414	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/26 @ 104.13)(1)	(BB-, B2)	08/01/31	8.250	3,597,882
950	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 102.19)(1)	(BB+, Ba2)	01/15/31	4.375	915,078
3,296	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44)(1)	(BB-, B1)	11/15/31	4.875	3,179,850
					15,664,819
Steel Producers/Products (0.5%)
1,827	Carpenter Technology Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/29 @ 102.81)(1)	(BB+, Ba2)	03/01/34	5.625	1,856,352
1,797	Commercial Metals Co., Rule 144A, Senior Unsecured Notes (Callable 11/15/28 @ 102.88)(1)	(BB+, Ba2)	11/15/33	5.750	1,827,772

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Steel Producers/Products (continued)
$1,836	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 02/09/26 @ 101.56)(1)	(B, Caa1)	04/15/29	6.250	$1,796,673
					5,480,797
Support - Services (2.7%)
3,173	AECOM, Rule 144A, Company Guaranteed Notes (Callable 08/01/28 @ 103.00)(1)	(BB, Ba2)	08/01/33	6.000	3,251,662
739	Allied Universal Holdco LLC, Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.94)(1)	(B, B3)	02/15/31	7.875	778,120
944	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 100.91)(1),(4)	(B, B3)	06/01/28	3.625	1,118,628
4,673	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 100.00)(1)	(BBB-, Ba2)	01/15/28	4.000	4,615,671
1,113	ASGN, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/09/26 @ 100.00)(1)	(BB, Ba3)	05/15/28	4.625	1,097,020
3,453	Belron U.K. Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/26 @ 102.88)(1)	(BB-, Ba3)	10/15/29	5.750	3,520,416
8,531	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 101.13)(1)	(B-, B2)	05/01/28	4.500	8,381,345
1,179	Herc Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ 103.63)(1)	(BB-, Ba3)	06/15/33	7.250	1,248,191
500	QXO Building Products, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/28 @ 103.38)(1)	(BB-, Ba3)	04/30/32	6.750	515,695
673	United Rentals North America, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/28 @ 102.69)(1)	(BB+, Ba2)	11/15/33	5.375	672,802
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 101.21)(1)	(BB, Ba3)	06/15/28	7.250	506,255
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.19)(1)	(BB, Ba3)	03/15/29	6.375	515,966
583	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/27 @ 103.31)(1)	(BB, Ba3)	03/15/32	6.625	609,870
441	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ 103.19)(1)	(BB, Ba3)	03/15/33	6.375	459,420
875	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ 103.31)(1)	(BB-, B2)	04/15/30	6.625	907,148
3,215	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.31)(1)	(BB-, B2)	06/15/29	6.625	3,324,815
2,167	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/09/26 @ 101.25)(1)	(B, B3)	01/15/30	5.000	1,505,448
					33,028,472
Tech Hardware & Equipment (0.8%)
7,104	Ahead DB Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 101.66)(1)	(CCC+, Caa1)	05/01/28	6.625	7,055,752
2,064	Zebra Technologies Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/27 @ 103.25)(1)	(BB, Ba2)	06/01/32	6.500	2,127,519
					9,183,271
Telecom - Wireless (0.3%)
2,928	Eolo SpA, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 101.22)(1),(4)	(B-, Caa1)	10/21/28	4.875	3,216,337

Telecom - Wireline Integrated & Services (1.2%)
4,171	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 100.00)(1),(2)	(CCC, Caa2)	01/15/28	5.000	3,032,221
5,087	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/31 @ 104.25)(1)	(B-, Caa1)	01/15/36	8.500	5,219,367
2,500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 102.25)(1)	(B+, Ba3)	08/15/30	4.500	2,310,619
2,500	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 102.13)(1)	(B+, Ba3)	01/31/31	4.250	2,262,146
1,160	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.38)(1)	(B+, Ba3)	07/15/31	4.750	1,060,853
					13,885,206

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Theaters & Entertainment (0.1%)
$1,500	Live Nation Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 101.63)(1)	(BB, Ba1)	05/15/27	6.500	$1,510,817

Transport Infrastructure/Services (0.2%)
250	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 103.56)(1)	(B+, Ba3)	06/01/31	7.125	259,764
1,000	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/27 @ 103.56)(1)	(B+, Ba3)	02/01/32	7.125	1,054,693
830	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 02/09/26 @ 103.13)(1)	(BBB-, Ba1)	06/01/28	6.250	845,982
					2,160,439
TOTAL CORPORATE BONDS (Cost $555,596,474)					557,473,782

BANK LOANS (46.5%)
Advertising (0.5%)
2,127	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(9)	(B, B1)	05/03/28	7.922	1,937,526
5,471	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(9)	(B, B1)	12/31/31	7.922	4,498,010
					6,435,536
Aerospace & Defense (2.3%)
114	Air Comm Corp. LLC(10)	(B, B2)	12/11/31	1.000	113,838
2,328	Air Comm Corp. LLC, 3 mo. USD Term SOFR + 2.750%(9)	(B, B2)	12/11/31	6.440 - 6.572	2,335,221
449	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 1.000%(9)	(CCC+, Caa2)	05/25/29	4.932	100,305
3,097	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(9)	(CCC+, Caa2)	05/25/29	8.182	691,152
2,655	Bleriot U.S. Bidco, Inc., 3 mo. USD Term SOFR + 2.500%(9)	(B, B2)	10/31/30	6.172	2,658,806
3,157	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%(9)	(B+, B2)	07/01/31	6.172 - 6.322	3,161,473
4,525	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.500%(9)	(B+, B2)	07/01/31	6.172	4,537,493
1,270	HDI Aerospace Intermediate Holding III Corp., 3 mo. USD Term SOFR + 3.750%(9)	(B, B2)	02/11/32	7.400	1,278,605
2,180	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 2.500%(9)	(B, B2)	09/23/31	6.172	2,184,110
579	Peraton Corp., 3 mo. USD Term SOFR + 7.750%(9)	(NR, NR)	02/01/29	11.672	444,522
6,143	Peraton Corp., 3 mo. USD Term SOFR + 3.750%(9)	(B-, Caa1)	02/01/28	7.517	5,685,720
44	TransDigm, Inc., 1 mo. USD Term SOFR + 2.250%(9)	(BB-, Ba3)	03/22/30	5.922	44,029
3,750	TransDigm, Inc., 1 mo. USD Term SOFR + 2.500%(9)	(BB-, Ba3)	08/19/32	6.172	3,751,007
					26,986,281
Air Transportation (0.1%)
1,237	American Airlines, Inc.(9),(11)	(BB-, Ba2)	01/29/27	0.000	1,236,731

Auto Parts & Equipment (1.3%)
3,786	Autokiniton U.S. Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(9)	(B, B2)	04/06/28	7.786	3,780,904
6,188	Clarios Global LP, 1 mo. USD Term SOFR + 2.500%(9)	(BB-, B2)	05/06/30	6.172	6,193,340
203	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%(8),(9),(16)	(NR, NR)	11/30/26	9.786	183,704
215	Les Schwab Tire Centers, 1 mo. USD Term SOFR + 2.500%(9)	(B, B2)	04/23/31	6.171 - 6.322	215,252
4,689	RVR Dealership Holdings LLC, 1 mo. USD Term SOFR + 3.750%(9)	(B, Caa1)	02/08/28	7.522	4,657,271
					15,030,471
Banking (0.3%)
1,133	Citco Funding LLC, 1 mo. USD Term SOFR + 2.750%(9)	(BB, Ba2)	04/27/28	6.424	1,134,729
2,633	HarbourVest Partners LLC, 3 mo. USD Term SOFR + 2.000%(9),(16)	(NR, NR)	04/19/30	5.650	2,642,673
					3,777,402
Beverages (0.3%)
1,230	Aramark Services, Inc., 1 mo. USD Term SOFR + 1.750%(9)	(BBB-, Ba1)	06/22/30	5.422	1,234,369
1,075	Aspire Bakeries Holdings LLC, 1 mo. USD Term SOFR + 3.000%(9)	(B, B2)	12/23/30	6.672	1,082,145
1,146	Newly Weds Foods, Inc., 1 mo. USD Term SOFR + 2.250%(9)	(B+, B1)	03/15/32	5.921	1,148,974
					3,465,488
Brokerage (0.2%)
2,201	DRW Holdings LLC, 1 mo. USD Term SOFR + 3.500%(9)	(BB-, Ba3)	06/26/31	7.172	2,175,290
223	RE/MAX International, Inc., 1 mo. USD Term SOFR + 2.500%(9),(16)	(BB-, B2)	07/21/28	6.286	220,684
					2,395,974

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Building & Construction (0.8%)
$1,292	MV Holding GmbH, 1 mo. USD Term SOFR + 2.000%(9)	(BB-, Ba3)	03/17/32	5.672	$1,293,996
887	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%(9)	(BB, Ba3)	03/19/29	5.922	889,350
2,465	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%(9)	(BB, Ba3)	02/10/32	5.922	2,467,338
786	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%(9)	(BB, Ba3)	04/14/31	5.922	787,690
3,529	Tecta America Corp., 1 mo. USD Term SOFR + 2.750%(9)	(B, B2)	02/18/32	6.422	3,541,657
					8,980,031
Building Materials (0.8%)
2,189	ARAMSCO, Inc., 3 mo. USD Term SOFR + 4.750%(9)	(CCC+, Caa1)	10/10/30	8.422	1,524,703
1,137	Arcosa, Inc., 1 mo. USD Term SOFR + 2.000%(9)	(BBB-, Ba1)	10/01/31	5.672	1,141,905
1,180	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 3.250%(9)	(B-, Caa1)	04/12/28	7.030	917,190
173	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%(9)	(B-, Caa1)	08/01/28	9.305	134,148
27	Kodiak Building Partners, Inc., 1 mo. USD Term SOFR + 3.750%(9)	(B+, B3)	12/04/31	7.422	26,108
6,371	White Cap Buyer LLC, 1 mo. USD Term SOFR + 3.250%(9)	(B, B2)	10/19/29	6.922	6,367,504
					10,111,558
Cable & Satellite TV (0.2%)
2,506	Ziggo Financing Partnership, 6 mo. USD Term SOFR + 3.250%(9)	(B+, B1)	01/15/33	7.027	2,480,181

Chemicals (2.4%)
1,483	AAP Buyer, Inc., 3 mo. USD Term SOFR + 2.750%(9),(16)	(B+, B1)	09/09/31	6.417	1,488,756
430	CPC Acquisition Corp., 3 mo. USD Term SOFR + 7.750%(8),(9),(16)	(CC, Ca)	12/29/28	11.684	126,810
1,919	Fortis 333, Inc., 3 mo. USD Term SOFR + 3.500%(9)	(B, B2)	03/29/32	7.172	1,903,281
430	Hexion Holdings Corp., 1 mo. USD Term SOFR + 7.438%(9)	(CCC+, Caa2)	03/15/30	11.209	414,688
3,275	Hexion Holdings Corp., 1 mo. USD Term SOFR + 4.000%(9)	(B-, B3)	03/15/29	7.671	3,214,652
2,991	Illuminate Buyer LLC, 1 mo. USD Term SOFR + 2.500%(9)	(B+, B2)	12/31/29	6.172	2,999,049
758	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%(9)	(BB-, B3)	10/07/31	7.922	495,970
1,333	INEOS U.S. Finance LLC(9),(11)	(BB-, B2)	11/08/28	0.000	1,100,353
1,345	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.250%(9),(16)	(BB-, B2)	02/18/30	6.922	974,899
3,464	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.000%(9)	(BB-, B2)	02/07/31	6.672	2,439,156
504	Lonza Group AG, 3 mo. USD Term SOFR + 3.925%(9)	(B-, B2)	07/03/28	7.697	429,286
305	Minerals Technologies, Inc., 1 mo. USD Term SOFR + 2.000%(9),(16)	(BB+, Ba1)	11/26/31	5.672	306,267
801	New Arclin U.S. Holding Corp., 1 mo. USD Term SOFR + 7.000%(8),(9)	(CCC+, Caa1)	09/30/29	10.772	799,507
630	New Arclin U.S. Holding Corp., 1 mo. USD Term SOFR + 3.500%(9),(11)	(B, B2)	09/30/28	0.000	629,398
552	Olympus Water U.S. Holding Corp., 3 mo. USD Term SOFR + 3.250%(9)	(B-, B3)	11/03/32	6.922	544,757
1,388	PMHC II, Inc., 3 mo. USD Term SOFR + 6.250%(9),(16)	(CCC+, Caa1)	04/21/29	9.900	694,171
7,040	PMHC II, Inc., 3 mo. USD Term SOFR + 4.250%(9)	(CCC+, Caa1)	04/23/29	8.050	2,939,215
655	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 1.000%(9)	(B-, Caa1)	12/23/30	4.652 - 4.685	761,797
1,088	Potters Industries LLC, 1 mo. USD Term SOFR + 2.500%(9)	(B, B2)	12/23/32	6.172	1,088,413
2,932	RelaDyne, Inc., 1 mo. USD Term SOFR + 3.500%(9)	(B, B3)	12/23/30	7.172	2,913,097
127	SK Neptune Husky Finance SARL(5),(6),(8)	(NR, WR)	04/30/26	0.000	18,088
1,306	SK Neptune Husky Group SARL(5),(6),(8)	(NR, WR)	01/03/29	0.000	32,638
2,597	Tronox Finance LLC, 3 mo. USD Term SOFR + 2.250%(9)	(B, B1)	04/04/29	5.922	2,240,728
					28,554,976
Diversified Capital Goods (0.2%)
296	DexKo Global, Inc., 3 mo. USD Term SOFR + 3.750%(9)	(B-, B2)	10/04/28	7.679	295,080
1,371	Kohler Energy Co. LLC, 3 mo. USD Term SOFR + 3.750%(9)	(B, B1)	05/01/31	7.422	1,373,572
864	Topgolf Callaway Brands Corp., 1 mo. USD Term SOFR + 2.750%(9)	(BB, Ba3)	03/18/30	6.422	867,292
					2,535,944
Electronics (1.1%)
786	Altar Bidco, Inc., 1 yr. USD Term SOFR + 5.600%(9)	(CCC+, Caa1)	02/01/30	9.108	746,849
3,274	Altar Bidco, Inc., 3 mo. USD Term SOFR + 3.100%(9)	(B, B1)	02/01/29	6.608	3,240,030
936	Coherent Corp., 1 mo. USD Term SOFR + 1.750%(9)	(BB, Ba1)	07/02/29	5.422	940,663
1,916	Idemia Group, 3 mo. USD Term SOFR + 4.250%(9)	(B, B2)	09/30/28	7.922	1,897,891
500	Infinite Bidco LLC, 3 mo. USD Term SOFR + 7.000%(9)	(CCC, Caa2)	03/02/29	10.929	480,158
52	Ingram Micro, Inc., 1 mo. USD Term SOFR + 2.250%(9)	(BB, Ba3)	09/22/31	5.923	52,095
6,510	SolarWinds Holdings, Inc., 3 mo. USD Term SOFR + 4.000%(9),(16)	(B, B2)	04/16/32	7.701	6,053,890
					13,411,576

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Energy - Exploration & Production (0.8%)
$1,126	AL GCX Fund VIII Holdings LLC, 1 mo. USD Term SOFR + 2.000%(9)	(BB, Ba3)	01/30/32	5.675	$1,128,579
938	BIP PipeCo Holdings LLC, 3 mo. USD Term SOFR + 2.250%(9)	(B+, Ba3)	12/06/30	5.896	941,417
6,246	Colossus Acquireco LLC, 3 mo. USD Term SOFR + 1.750%(9)	(BB+, Ba1)	07/30/32	5.410	6,231,488
1,028	EMG Utica LLC, 3 mo. USD Term SOFR + 4.000%(9),(16)	(B+, B3)	04/01/30	7.672	1,035,472
969	PES Holdings LLC, 3.000% PIK(5),(6),(8)	(NR, WR)	12/31/26	0.000	8,478
					9,345,434
Environmental (0.7%)
3,213	GFL Environmental, Inc., 3 mo. USD Term SOFR + 2.500%(9)	(B, B2)	03/03/32	6.273	3,218,745
1,885	LRS Holdings LLC, 1 mo. USD Term SOFR + 4.250%(9)	(B-, Caa1)	08/31/28	8.036	1,866,419
1,731	Reworld Holding Corp., 1 mo. USD Term SOFR + 2.250%(9)	(BB, Ba3)	11/30/28	5.921	1,734,178
764	The Action Environmental Group, Inc., 3 mo. USD Term SOFR + 3.000%(9)	(B, B2)	10/24/30	6.672	764,656
475	Vestis Corp., 3 mo. USD Term SOFR + 2.250%(9)	(B+, B2)	02/22/31	6.072	445,577
172	WIN Waste Innovations Holdings, Inc., 1 mo. USD Term SOFR + 2.750%(9)	(B-, B3)	03/24/28	6.536	172,692
					8,202,267
Food - Wholesale (0.8%)
3,040	AI Aqua Merger Sub, Inc., 3 mo. USD Term SOFR + 3.000%(9)	(B, B3)	07/31/28	6.652 - 6.854	3,044,168
3,056	Froneri Lux Finco SARL, 6 mo. USD Term SOFR + 2.250%(9)	(BB-, B1)	09/30/32	5.877 - 5.885	3,055,976
1,302	Golden State Food LLC, 3 mo. USD Term SOFR + 3.500%(9)	(NR, NR)	12/04/31	7.171	1,307,478
1,946	Nomad Foods Europe Midco Ltd., 6 mo. USD Term SOFR + 2.500%(9)	(BB-, B1)	10/28/32	6.276	1,949,917
260	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 3.750%(9)	(CCC-, Ca)	12/31/29	7.684	26,375
					9,383,914
Gaming (0.5%)
4,494	Caesars Entertainment, Inc., 1 mo. USD Term SOFR + 2.250%(9)	(BB-, Ba3)	02/06/30	5.922	4,475,919
1,689	Voyager Parent LLC, 3 mo. USD Term SOFR + 4.250%(9)	(B, B1)	07/01/32	7.911	1,689,214
					6,165,133
Gas Distribution (0.6%)
1,233	AL NGPL Holdings LLC, 3 mo. USD Term SOFR + 2.250%(9)	(B+, Ba3)	12/09/30	5.896	1,236,128
4,356	BCP Renaissance Parent LLC, 3 mo. USD Term SOFR + 2.500%(9)	(B+, B2)	10/31/28	6.172	4,347,651
1,861	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 2.500%(9)	(B+, B2)	02/16/28	6.167	1,866,258
					7,450,037
Health Facilities (0.5%)
612	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%(8),(9)	(CCC, Caa2)	09/30/27	11.272	312,784
2,854	QuidelOrtho Corp., 1 mo. USD Term SOFR + 4.000%(9)	(B+, B1)	08/20/32	7.672	2,843,962
887	Sharp Services LLC(9),(11)	(B-, B3)	09/29/32	0.000	890,759
747	Sonrava Health Holdings LLC, PRIME + 7.500%(5),(6),(9)	(NR, B3)	05/18/28	0.000	519,029
3,126	Sonrava Health Holdings LLC, 5.500% PIK(3),(5),(6),(8)	(NR, Caa3)	08/18/28	0.000	193,444
140	Sonrava Health Holdings LLC, 1 mo. USD Term SOFR + 10.000%(9),(16)	(NR, NR)	06/03/26	13.716	136,245
907	Zest Acquisition Corp., 3 mo. USD Term SOFR + 5.250%(9),(16)	(B, B3)	02/08/28	8.921	886,188
					5,782,411
Health Services (1.5%)
6,202	ADMI Corp., 1 mo. USD Term SOFR + 3.375%(9)	(B-, B3)	12/23/27	7.161	5,936,429
244	ADMI Corp., 1 mo. USD Term SOFR + 5.750%(9)	(B-, B3)	12/23/27	9.422	238,246
6,832	Athenahealth Group, Inc., 1 mo. USD Term SOFR + 2.750%(9)	(B-, B2)	02/15/29	6.422	6,755,697
2,043	Concentra Health Services, Inc., 1 mo. USD Term SOFR + 2.000%(9)	(BB, Ba2)	07/26/31	5.672	2,050,462
359	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(9)	(CCC, Ca)	12/15/28	7.787	212,223
518	PointClickCare Technologies, Inc., 3 mo. USD Term SOFR + 2.750%(9)	(B, B3)	11/03/31	6.422	516,354
561	Southern Veterinary Partners LLC, 1 mo. USD Term SOFR + 2.500%(9)	(B, B2)	12/04/31	6.173	561,061
1,199	Therapy Brands Holdings LLC, 1 mo. USD Term SOFR + 4.000%(8),(9)	(CCC+, B3)	05/18/28	7.786	1,112,454
1,438	TTF Holdings LLC, 6 mo. USD Term SOFR + 3.750%(9),(16)	(B, B3)	07/18/31	7.794	1,092,964
					18,475,890

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Hotels (0.4%)
$1,511	Alterra Mountain Co., 1 mo. USD Term SOFR + 2.500%(9)	(B+, B1)	08/17/28	6.172	$1,516,309
2,674	Alterra Mountain Co., 1 mo. USD Term SOFR + 2.500%(9),(16)	(B+, B1)	05/31/30	6.172	2,683,699
					4,200,008
Insurance Brokerage (2.4%)
2,671	Alera Group, Inc., 1 mo. USD Term SOFR + 2.750%(9)	(B, B2)	05/30/32	6.422	2,667,089
2,619	AmWINS Group, Inc., 1 mo. USD Term SOFR + 2.000%(9)	(B+, B1)	01/30/32	5.672	2,616,829
4,932	Ardonagh Midco 3 PLC, 3 mo. USD Term SOFR + 2.750%, 6 mo. USD Term SOFR + 2.750%(9)	(B-, B3)	02/15/31	6.370 - 6.422	4,925,867
787	Goosehead Insurance Holdings LLC, 1 mo. USD Term SOFR + 3.000%(9)	(B+, B2)	01/08/32	6.680	790,867
2,818	Howden Group Holdings Ltd., 1 mo. USD Term SOFR + 2.750%(9)	(B, B2)	02/15/31	6.422	2,817,614
5,772	HUB International Ltd., 3 mo. USD Term SOFR + 2.250%(9)	(B+, B1)	06/20/30	5.920	5,779,817
400	Jones Deslauriers Insurance Management, Inc.(9),(11)	(NR, NR)	12/10/32	0.000	400,674
4,196	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 3.000%(9)	(B, B2)	07/02/31	6.672	4,192,786
1,000	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 5.250%(9)	(CCC+, Caa2)	07/02/31	8.922	1,008,750
2,371	Summit Acquisition, Inc., 1 mo. USD Term SOFR + 3.500%(9)	(B-, B3)	10/16/31	7.172	2,383,139
1,629	Trucordia Insurance Holdings LLC, 1 mo. USD Term SOFR + 3.250%(9)	(B, B2)	06/17/32	6.922	1,621,547
					29,204,979
Investments & Misc. Financial Services (2.2%)
466	AllSpring Buyer LLC, 3 mo. USD Term SOFR + 3.000%(9)	(BB-, Ba3)	11/01/30	6.688	466,863
193	Altisource Solutions SARL, 3 mo. USD Term SOFR + 6.500%(9),(16)	(CCC-, Caa2)	04/30/30	10.272	200,278
88	Altisource Solutions SARL(7),(8),(16)	(NR, NR)	04/30/30	0.000	0
89	Altisource Solutions SARL, 3 mo. USD Term SOFR + 6.500%(8),(9),(16)	(B, B3)	02/19/29	10.272	89,879
3,119	Ankura Consulting Group LLC, 3 mo. USD Term SOFR + 3.500%(9)	(B-, B3)	12/29/31	7.171	3,046,072
133	Chrysaor Bidco SARL, 3 mo. USD Term SOFR + 3.250%(9)	(B, B3)	10/30/31	6.900	133,969
2,076	CPI Holdco B LLC, 1 mo. USD Term SOFR + 2.000%(9)	(NR, Ba3)	05/19/31	5.716	2,069,040
4,219	Focus Financial Partners LLC, 1 mo. USD Term SOFR + 2.500%(9)	(B, B2)	09/15/31	6.172	4,200,249
2,953	Galaxy U.S. Opco, Inc., 3 mo. USD Term SOFR + 2.000%, 3.750% PIK(3),(9)	(CCC+, Caa2)	07/31/30	3.750	2,819,771
483	Guggenheim Partners LLC, 3 mo. USD Term SOFR + 2.500%(9)	(BB, Ba2)	11/26/31	6.172	483,846
1,685	HighTower Holdings LLC, 3 mo. USD Term SOFR + 2.750%(9)	(B-, B2)	02/03/32	6.651	1,682,793
1,664	Hudson River Trading LLC, 1 mo. USD Term SOFR + 2.500%(9)	(BB, Ba2)	03/18/30	6.173	1,659,585
1,284	Kestra Advisor Services Holdings A, Inc., 1 mo. USD Term SOFR + 3.000%(9)	(B-, B3)	03/22/31	6.672	1,281,860
39	Secretariat Advisors LLC(10)	(B-, B3)	02/28/32	0.000	38,919
320	Secretariat Advisors LLC, 3 mo. USD Term SOFR + 4.000%(9)	(B-, B3)	02/28/32	7.672	320,607
7,302	Sedgwick Claims Management Services, Inc., 1 mo. USD Term SOFR + 2.500%(9)	(B+, B2)	07/31/31	6.172	7,284,045
1,125	VFH Parent LLC, 1 mo. USD Term SOFR + 2.500%(9)	(B+, B1)	06/21/31	6.172	1,124,987
					26,902,763
Machinery (1.1%)
673	C&D Technologies, Inc., 1 mo. USD Term SOFR + 5.750%(9)	(B-, B2)	12/20/26	9.536	658,875
592	Chart Industries, Inc., 3 mo. USD Term SOFR + 2.500%(9)	(BB-, Ba2)	03/15/30	6.161	594,120
1,395	CPM Holdings, Inc., 1 mo. USD Term SOFR + 4.500%(9)	(B-, B3)	09/28/28	8.200	1,378,043
548	Cube Industrials Buyer, Inc., 3 mo. USD Term SOFR + 3.000%(9)	(B, B3)	10/17/31	6.667	550,327
679	Generac Power Systems, Inc., 1 mo. USD Term SOFR + 1.750%(9)	(BB+, Ba1)	07/03/31	5.450	684,583
1,406	LSF12 Badger Bidco LLC, 1 mo. USD Term SOFR + 5.500%(9),(16)	(B-, B3)	08/30/30	9.172	1,410,938
409	LTI Holdings, Inc., 1 mo. USD Term SOFR + 3.750%(9)	(B-, B3)	07/29/29	7.422	409,959
1,820	Madison IAQ LLC, 6 mo. USD Term SOFR + 2.750%(9)	(B, B1)	11/08/32	6.378	1,826,028
731	Madison IAQ LLC, 6 mo. USD Term SOFR + 2.500%(9)	(B, B1)	06/21/28	6.128	732,477
557	Madison Safety & Flow LLC, 1 mo. USD Term SOFR + 2.500%(9)	(B, B2)	09/26/31	6.174	558,715
285	Mirion Technologies, Inc., 3 mo. USD Term SOFR + 2.000%(9),(16)	(BB, Ba2)	06/04/32	5.672	285,660
3,378	Pro Mach Group, Inc.(9),(11)	(B, B2)	10/15/32	0.000	3,384,307
830	Tiger Acquisition LLC, 1 mo. USD Term SOFR + 2.500%(9)	(B, B2)	08/23/32	6.173	829,363
					13,303,395
Media - Diversified (0.6%)
5,297	Cast & Crew Payroll LLC, 3 mo. USD Term SOFR + 3.750%(9)	(CCC+, Caa1)	12/29/28	7.417	3,330,542
528	Oceankey U.S. II Corp., 1 mo. USD Term SOFR + 3.500%(9)	(B-, B2)	12/15/28	7.272	508,028
396	Technicolor Creative Studios, 0.500% PIK(3),(4),(5),(6),(7),(9),(16)	(NR, NR)	08/06/33	0.500	0
3,104	X Corp.	(NR, NR)	10/26/29	9.500	3,218,050
					7,056,620

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2026 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Medical Products (0.4%)
$2,896	Covetrus, Inc., 3 mo. USD Term SOFR + 5.000%(9)	(CCC+, B2)	10/13/29	8.672	$2,793,426
1,858	Medline Borrower LP, 1 mo. USD Term SOFR + 1.750%(9)	(BBB-, Ba1)	10/23/28	5.422	1,864,129
					4,657,555
Oil Field Equipment & Services (0.2%)
2,221	Rockpoint Gas Storage Partners LP, 3 mo. USD Term SOFR + 2.500%(9)	(BB, B1)	09/18/31	6.172	2,229,022

Packaging (1.3%)
2,228	Berlin Packaging LLC, 3 mo. USD Term SOFR + 3.250%(9)	(B-, B2)	06/07/31	6.911 - 6.922	2,227,949
1,607	Clydesdale Acquisition Holdings, Inc., 1 mo. USD Term SOFR + 3.250%, 3 mo. USD Term SOFR + 3.250%(9)	(B+, B2)	04/01/32	6.922 - 6.961	1,601,267
810	Mauser Packaging Solutions Holding Co., 1 mo. USD Term SOFR + 3.500%(9)	(B, B2)	04/15/30	7.232	792,745
1,259	Plastipak Packaging, Inc., 1 mo. USD Term SOFR + 2.500%(9)	(B+, Ba3)	09/24/32	6.172	1,258,356
6,095	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.000%(9)	(B-, B3)	09/15/28	7.672 - 7.878	6,108,954
1,605	Technimark Holdings LLC, 1 mo. USD Term SOFR + 3.250%(9)	(B-, B3)	04/14/31	6.923	1,600,175
2,166	TricorBraun Holdings, Inc., 1 mo. USD Term SOFR + 3.250%(9),(11)	(B-, B3)	03/03/31	0.000	2,056,245
					15,645,691
Personal & Household Products (1.2%)
12,362	ABG Intermediate Holdings 2 LLC, 1 mo. USD Term SOFR + 2.250%(9)	(B+, B1)	12/21/28	5.922	12,370,413
1,163	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(9)	(NR, NR)	06/29/28	11.286	1,099,965
13	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(9),(16)	(NR, NR)	06/29/28	11.284	13,097
1,288	Somnigroup International, Inc., 1 mo. USD Term SOFR + 2.250%(9)	(BBB-, Ba1)	10/24/31	5.900	1,299,467
					14,782,942
Pharmaceuticals (0.5%)
1,705	Alkermes, Inc.(9),(11),(16)	(BB, Ba2)	01/28/31	0.000	1,713,390
1,152	Bausch & Lomb Corp., 1 mo. USD Term SOFR + 3.750%(9)	(B, B1)	01/15/31	7.422	1,161,662
578	Dechra Pharmaceuticals Holdings Ltd., 6 mo. USD Term SOFR + 3.000%(9)	(B-, B2)	01/27/32	6.637	579,908
2,389	Elanco Animal Health, Inc., 1 mo. USD Term SOFR + 1.750%(9)	(BB+, Ba1)	10/31/32	5.450	2,392,465
					5,847,425
Real Estate Development & Management (0.5%)
6,466	BIFM U.S. Finance LLC, 1 mo. USD Term SOFR + 3.250%(9)	(B, B3)	05/31/28	6.922	6,489,126

Real Estate Investment Trusts (0.2%)
1,981	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 1.750%(9),(16)	(BB, Ba2)	11/18/27	5.422	1,981,098

Recreation & Travel (1.3%)
1,747	Arcis Golf LLC, 1 mo. USD Term SOFR + 2.750%(9)	(B+, B2)	11/24/28	6.422	1,757,648
349	EOC Borrower LLC, 1 mo. USD Term SOFR + 3.750%(9)	(B+, B2)	03/24/28	7.422	349,314
5,304	EOC Borrower LLC, 1 mo. USD Term SOFR + 2.750%(9)	(B+, B2)	03/24/32	6.422	5,314,126
3,350	Motion Finco SARL, 3 mo. USD Term SOFR + 3.500%(9)	(B-, B3)	11/12/29	7.172	2,875,883
1,333	OVG Business Services LLC, 1 mo. USD Term SOFR + 3.000%(9)	(B, B2)	06/25/31	6.672	1,332,324
3,022	SeaWorld Parks & Entertainment, Inc., 1 mo. USD Term SOFR + 2.000%(9)	(BB+, Ba2)	12/04/31	5.672	3,015,629
1,260	Six Flags Entertainment Corp., 1 mo. USD Term SOFR + 2.000%(9)	(BB+, Ba3)	05/01/31	5.672	1,248,645
					15,893,569
Restaurants (0.7%)
2,571	Flynn Restaurant Group LP, 1 mo. USD Term SOFR + 3.750%(9)	(B, B2)	01/28/32	7.422	2,573,871
3,354	IRB Holding Corp., 1 mo. USD Term SOFR + 2.500%(9)	(B+, B2)	12/16/30	6.172	3,357,766
1,813	K-Mac Holdings Corp., 1 mo. USD Term SOFR + 3.250%(9)	(B-, B3)	07/21/28	0.000	1,821,142
					7,752,779
Software - Services (11.6%)
724	AAL Delaware Holdco, Inc., 1 mo. USD Term SOFR + 2.750%(9)	(B, B2)	07/30/31	6.422	725,799
1,626	Amspec Parent LLC, 3 mo. USD Term SOFR + 3.500%(9)	(B, B2)	12/22/31	7.172	1,630,312
5,925	Applied Systems, Inc., 3 mo. USD Term SOFR + 2.500%(9)	(B-, B1)	02/24/31	6.172	5,892,368
2,024	AQ Carver Buyer, Inc., 3 mo. USD Term SOFR + 5.500%(9)	(B, B3)	08/02/29	9.272	1,927,878
923	Astra Acquisition Corp.(5),(6),(8)	(D, WR)	02/25/28	0.000	196,138
1,139	Astra Acquisition Corp.(5),(6),(8)	(D, WR)	10/25/28	0.000	4,806

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2026 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services (continued)
$77	Astra Acquisition Corp.1, 3 mo. USD Term SOFR + 8.750%(9)	(NR, NR)	04/01/26	12.627	$77,106
34	Astra Acquisition Corp.2, 3 mo. USD Term SOFR + 8.750%(9)	(NR, NR)	04/01/26	12.411	33,993
2,073	Avalara, Inc., 3 mo. USD Term SOFR + 2.750%(9)	(B-, B2)	03/26/32	6.422	2,036,372
2,023	BCPE Pequod Buyer, Inc., 3 mo. USD Term SOFR + 2.750%(9)	(B, B3)	11/25/31	6.417	2,017,909
1,736	Bending Spoons U.S., Inc., 1 mo. USD Term SOFR + 5.875%(9),(16)	(B+, B1)	03/07/31	9.575	1,709,825
1,895	Camelot U.S. Acquisition LLC, 1 mo. USD Term SOFR + 2.750%(9)	(BB-, B1)	01/31/31	6.422	1,753,264
307	CompoSecure Holdings LLC, 1 mo. USD Term SOFR + 2.250%(9)	(B+, B1)	01/14/33	5.928	306,434
3,738	ConnectWise LLC, 3 mo. USD Term SOFR + 3.500%(9)	(NR, B2)	09/29/28	7.434	3,616,096
3,777	Corel Corp., 3 mo. USD Term SOFR + 5.000%(8),(9)	(CCC+, B3)	07/02/26	8.922	3,448,542
5,594	Cornerstone OnDemand, Inc., 1 mo. USD Term SOFR + 3.750%(9),(16)	(B-, B2)	10/16/28	7.536	4,726,930
183	Corpay Technologies Operating Co. LLC(9),(11)	(BB+, Ba1)	11/05/32	0.000	182,599
5,022	Corpay Technologies Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%(9)	(BB+, Ba1)	04/28/28	5.422	5,027,683
4,960	Darktrace PLC, 3 mo. USD Term SOFR + 3.250%(9)	(B-, B2)	10/09/31	6.898	4,847,629
1,147	Darktrace PLC, 3 mo. USD Term SOFR + 5.250%(9)	(CCC, Caa2)	10/09/32	8.898	1,137,394
1,331	Dayforce, Inc.(9),(11)	(B-, B3)	02/04/33	0.000	1,296,743
463	Dayforce, Inc., 3 mo. USD Term SOFR + 2.000%(9),(16)	(BB-, Ba2)	03/01/31	5.667	462,461
1,250	DCert Buyer, Inc., 1 mo. USD Term SOFR + 7.000%(9)	(CCC, Caa2)	02/19/29	10.672	1,117,706
7,296	EagleView Technology Corp., 3 mo. USD Term SOFR + 5.500%(9)	(B-, B3)	08/14/28	9.172	6,901,852
140	EP Purchaser LLC, 3 mo. USD Term SOFR + 4.500%(9)	(B, B3)	11/06/28	8.437	87,016
3,184	Epicor Software Corp., 1 mo. USD Term SOFR + 2.500%(9)	(B-, B2)	05/30/31	6.172	3,167,161
721	EverCommerce, Inc., 1 mo. USD Term SOFR + 2.250%(9)	(B+, B1)	07/07/31	5.922	713,371
5,414	First Advantage Holdings LLC, 1 mo. USD Term SOFR + 2.750%(9)	(B+, B1)	10/31/31	6.422	5,234,668
728	Fleet Midco I Ltd., 6 mo. USD Term SOFR + 2.500%(9),(16)	(B+, B2)	02/21/31	6.792	731,152
523	Herc Holdings, Inc., 1 mo. USD Term SOFR + 1.750%	(BBB-, Baa3)	06/02/32	5.424	525,143
669	Javelin Buyer, Inc., 3 mo. USD Term SOFR + 5.000%(8),(9),(16)	(CCC+, Caa2)	12/06/32	8.822	658,547
637	Johnstone Supply LLC, 1 mo. USD Term SOFR + 2.500%(9)	(B, B2)	06/09/31	6.177	637,676
2,650	KnowBe4, Inc., 3 mo. USD Term SOFR + 3.750%(9),(16)	(B-, B2)	07/23/32	7.417	2,557,565
1,016	Marcel LUX IV SARL, 1 mo. USD Term SOFR + 3.000%(9),(16)	(B+, B2)	11/12/30	6.660	1,010,021
4,490	Mitnick Corporate Purchaser, Inc., 3 mo. USD Term SOFR + 4.750%(9)	(CCC+, Caa1)	05/02/29	8.517	1,825,925
5,699	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 4.250%(9)	(CCC+, Caa1)	02/01/29	8.067	4,106,005
2,321	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 6.000%(9)	(B, B1)	02/01/29	9.667	2,366,936
1,726	Ping Identity Corp., 3 mo. USD Term SOFR + 2.750%(9)	(B, B2)	11/15/32	6.625	1,715,292
694	Polaris Newco LLC, 1 mo. GBP SONIA + 5.000%(9),(12)	(CCC+, B3)	06/02/28	8.727	875,916
5,822	Polaris Newco LLC, 3 mo. USD Term SOFR + 3.750%(9)	(CCC+, B3)	06/02/28	7.679	5,393,567
950	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 3.250%(9)	(B, B2)	10/26/30	6.922	885,516
2,146	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 5.000%(9),(16)	(B-, Caa1)	05/09/33	8.672	1,716,587
1,889	Project Ruby Ultimate Parent Corp., 1 mo. USD Term SOFR + 2.750%(9)	(B, B2)	03/10/28	6.536	1,878,842
5,537	Proofpoint, Inc., 3 mo. USD Term SOFR + 3.000%(9)	(B-, B2)	08/31/28	6.672	5,507,754
9,685	RealPage, Inc., 3 mo. USD Term SOFR + 3.000%(9)	(B-, B3)	04/24/28	6.934	9,591,711
1,404	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 5.500%(7),(9),(16)	(NR, NR)	12/31/30	9.167	772,365
365	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 5.250%(7),(9),(16)	(NR, NR)	12/31/30	8.917	365,118
3,019	Rithum Holdings, Inc., 3 mo. USD Term SOFR + 4.750%(9)	(B-, B3)	07/21/32	8.422	3,001,671
304	Salas O'Brien, Inc.(9),(11),(16)	(NR, B2)	01/31/33	0.000	305,152
51	Salas O'Brien, Inc.(9),(11),(16)	(B, B2)	01/21/33	0.000	50,859
229	Shermco Intermediate Holdings, Inc., 3 mo. USD Term SOFR + 3.250%(9),(16)	(B-, B3)	10/27/32	6.939	230,492
471	SkillSoft Corp., 1 mo. USD Term SOFR + 5.250%(9)	(B-, B2)	07/14/28	9.036	305,096
961	SonarSource Financing LLC(9),(11),(16)	(B, B2)	12/19/30	0.000	926,924
3,978	Surf Holdings LLC(9),(11)	(B-, B2)	03/05/27	0.000	3,949,915
1,129	Symplr Software, Inc., 3 mo. USD Term SOFR + 4.500%(9)	(B-, Caa1)	12/22/27	8.267	936,199
445	Thermostat Purchaser III, Inc., 3 mo. USD Term SOFR + 4.250%(9)	(B-, B2)	08/31/28	7.922	441,522
191	Thevelia U.S. LLC, 3 mo. USD Term SOFR + 3.000%(9)	(B, B2)	06/18/29	6.672	189,682
7,887	UKG, Inc., 3 mo. USD Term SOFR + 2.500%(9)	(B-, B2)	02/10/31	6.167	7,708,139
2,718	VS Buyer LLC, 3 mo. USD Term SOFR + 2.250%(9)	(B+, B2)	04/12/31	5.917	2,695,536
1,331	WatchGuard Technologies, Inc., 1 mo. USD Term SOFR + 5.250%(9)	(B-, B2)	07/02/29	8.922	1,332,884
2,579	WEX, Inc.(9),(11)	(BB-, Ba2)	03/31/28	0.000	2,579,221
678	World Wide Technology Holding Co. LLC, 1 mo. USD Term SOFR + 2.000%(9),(16)	(BB, Ba3)	03/01/30	5.672	681,558
5,617	XPLOR T1 LLC(9),(11),(16)	(B-, B3)	12/01/32	0.000	5,518,499
2,383	ZoomInfo LLC, 1 mo. USD Term SOFR + 1.750%(9)	(BB+, Ba1)	02/28/30	5.422	2,353,656
3,124	Zuora, Inc., 1 mo. USD Term SOFR + 3.500%(9)	(B, B3)	02/14/32	7.172	3,030,029
					139,638,727

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2026 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Steel Producers/Products (0.1%)
$733	Grinding Media, Inc., 3 mo. USD Term SOFR + 3.500%(9),(16)	(B-, B3)	10/12/28	7.335	$733,526

Support - Services (3.6%)
521	Albion Financing 3 SARL, 1 mo. USD Term SOFR + 3.000%, 3 mo. USD Term SOFR + 3.000%(9)	(BB-, B1)	05/21/31	6.869	519,891
719	Belfor Holdings, Inc., 1 mo. USD Term SOFR + 2.750%(9)	(B-, B2)	11/01/30	6.422	719,891
2,469	Belron Finance 2019 LLC, 3 mo. USD Term SOFR + 2.250%(9)	(BB-, Ba3)	10/16/31	6.120	2,479,954
2,816	CoreLogic, Inc., 1 mo. USD Term SOFR + 6.500%(9),(16)	(CCC, Caa2)	06/04/29	10.286	2,795,261
1,538	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500%(9)	(B-, B2)	06/02/28	7.286	1,537,743
4,421	Form Technologies LLC, 3 mo. USD Term SOFR + 5.750%(9)	(B-, B3)	07/19/30	9.420	4,045,612
3,660	Fugue Finance BV, 3 mo. USD Term SOFR + 2.750%(9)	(B, B2)	01/09/32	6.572	3,641,944
2,743	Gloves Buyer, Inc., 1 mo. USD Term SOFR + 4.000%(9)	(B-, B3)	05/21/32	7.672	2,733,730
283	LaserShip, Inc., 3 mo. USD Term SOFR + 4.000%(9)	(CCC-, Caa2)	01/02/29	7.672	216,344
3,033	LaserShip, Inc., 3 mo. USD Term SOFR + 6.250%(9)	(B, B2)	01/02/29	9.922	3,071,137
4,459	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500%(9)	(CCC, Caa2)	08/10/29	5.172 - 5.434	3,380,873
560	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500%(9)	(CCC-, Caa3)	08/10/29	5.172 - 5.434	177,935
4,676	Nuvei Technologies Corp., 1 mo. USD Term SOFR + 2.500%(9)	(B+, B1)	11/17/31	6.172	4,645,341
5,424	PODS LLC, 1 mo. USD Term SOFR + 3.000%(9)	(B-, B3)	03/31/28	6.786	5,397,050
172	PODS LLC, 1 mo. USD Term SOFR + 4.000%(9),(16)	(B-, B3)	03/31/28	7.786	171,602
485	Pye-Barker Fire & Safety LLC(10)	(B, B2)	12/16/32	1.250	485,385
3,243	Pye-Barker Fire & Safety LLC, 3 mo. USD Term SOFR + 2.500%(9)	(B, B2)	12/16/32	6.205	3,248,346
4,442	Tempo Acquisition LLC, 1 mo. USD Term SOFR + 1.750%(9)	(BB, Ba3)	08/31/28	5.422	4,088,713
400	TruGreen LP, 3 mo. USD Term SOFR + 8.500%(8),(9)	(CCC, Caa3)	11/02/28	12.429	371,876
					43,728,628
Tech Hardware & Equipment (0.9%)
546	Allegro Microsystems, Inc., 1 mo. USD Term SOFR + 1.750%(9),(16)	(BB, Ba3)	06/28/30	5.422	543,244
867	Disco Parent, Inc., 3 mo. USD Term SOFR + 3.000%(9),(16)	(B-, B3)	08/06/32	6.822	863,856
779	Everest SubBidCo (USD Term Loan B1), 3 mo. USD Term SOFR + 4.500%(9),(16)	(B-, B3)	12/10/31	8.146	744,033
388	Everest SubBidCo (USD Term Loan B2), 3 mo. USD Term SOFR + 4.500%(9),(16)	(B-, B3)	12/10/31	8.146	370,623
3,778	Gryphon Acquire Newco LLC, 6 mo. USD Term SOFR + 3.000%(9)	(B+, B1)	09/13/32	6.873	3,771,790
1,027	Sandisk Corp., 3 mo. USD Term SOFR + 3.000%(9)	(BB, Ba2)	02/20/32	6.669	1,031,035
1,024	Ultra Clean Holdings, Inc., 1 mo. USD Term SOFR + 2.750%(9)	(B+, B1)	02/25/28	6.422	1,027,824
2,494	Viavi Solutions, Inc., 3 mo. USD Term SOFR + 2.500%(9)	(BB, Ba1)	10/16/32	6.171	2,501,904
					10,854,309
Telecom - Wireless (0.1%)
1,237	Dycom Investments, Inc.(9),(11)	(BBB-, Ba2)	01/20/33	0.000	1,240,918

Telecom - Wireline Integrated & Services (0.5%)
1,147	Altice Financing SA, 3 mo. USD Term SOFR + 5.000%(9)	(CCC, Caa2)	10/31/27	8.672	879,449
664	Altice France SA, 3 mo. USD Term SOFR + 5.063%(9)	(CCC+, Caa1)	10/30/28	8.735	665,156
1,733	Altice France SA, 3 mo. USD Term SOFR + 6.875%(9)	(CCC+, Caa1)	05/31/31	10.547	1,762,482
2,006	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(9)	(NR, B3)	08/01/29	9.620	1,435,561
1,000	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 3.250%(9)	(B+, Ba3)	01/31/29	7.045	1,000,190
					5,742,838
Theaters & Entertainment (0.8%)
2,379	Herschend Entertainment Co. LLC, 1 mo. USD Term SOFR + 2.500%	(B+, B1)	05/27/32	6.172	2,388,793
498	Live Nation Entertainment, Inc., 1 mo. USD Term SOFR + 2.000%(9),(16)	(BB, Ba1)	10/21/32	5.673	497,513
7,084	TKO Worldwide Holdings LLC, 3 mo. USD Term SOFR + 2.000%(9)	(BB, Ba2)	11/21/31	5.869	7,107,811
					9,994,117
Transport Infrastructure/Services (0.0%)
429	NA Rail HoldCo. LLC, 3 mo. USD Term SOFR + 3.000%(9)	(B, B2)	03/08/32	6.738	431,222
TOTAL BANK LOANS (Cost $582,215,251)					558,518,492

ASSET BACKED SECURITIES (4.3%)
Collateralized Debt Obligations (4.3%)
3,385	Anchorage Credit Funding 11 Ltd., 2020-11A, Rule 144A (1),(8)	(NR, Baa1)	04/25/38	7.050	3,393,433
1,750	ARES LXIII CLO Ltd., 2022-63A, Rule 144A, 3 mo. USD Term SOFR + 3.000% (1),(9)	(NR, NR)	10/15/38	6.672	1,768,545

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2026 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations (continued)
$1,000	Battalion CLO XIV Ltd., 2019-14A, Rule 144A, 3 mo. USD Term SOFR + 3.702% (1),(9)	(NR, Baa3)	01/20/35	7.369	$947,071
2,500	Battalion CLO XXIV Ltd., 2022-24A, Rule 144A, 3 mo. USD Term SOFR + 3.500% (1),(9)	(NR, NR)	07/14/36	7.167	2,511,370
3,000	Bbam U.S. CLO V Ltd., 2025-5A, Rule 144A, 3 mo. USD Term SOFR + 1.360% (1),(9)	(AAA, NR)	07/25/38	5.028	3,018,453
3,000	Cedar Funding IV CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 1.340% (1),(9)	(AAA, NR)	01/23/38	5.011	3,014,107
4,300	Cedar Funding V CLO Ltd., 2016-5A, Rule 144A, 3 mo. USD Term SOFR + 1.260% (1),(9)	(AAA, NR)	01/17/39	4.882	4,315,050
2,400	Cedar Funding V CLO Ltd., 2016-5A, Rule 144A, 3 mo. USD Term SOFR + 3.250% (1),(9)	(BBB-, NR)	01/17/39	6.872	2,433,683
750	CIFC Funding Ltd., 2014-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112% (1),(9)	(B+, NR)	01/18/31	9.779	750,076
4,100	Golub Capital Partners CLO 41B-R Ltd., 2019-41A, Rule 144A, 3 mo. USD Term SOFR + 1.330% (1),(9)	(NR, NR)	07/20/38	5.000	4,119,707
2,570	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, 3 mo. USD Term SOFR + 3.500% (1),(9)	(BBB-, NR)	04/17/34	7.168	2,574,748
1,225	Greywolf CLO V Ltd., 2015-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112% (1),(9)	(BB-, NR)	01/27/31	9.780	1,226,283
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A (1),(8)	(NR, NR)	07/25/27	0.000	75
1,000	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372% (1),(9)	(B, NR)	10/20/34	11.039	971,801
500	KKR CLO 20 Ltd., Rule 144A, 3 mo. USD Term SOFR + 5.762% (1),(9)	(NR, Ba3)	10/16/30	9.433	497,574
1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012% (1),(9)	(NR, Ba1)	01/22/35	9.681	1,004,622
2,704	Neuberger Berman CLO XVI-S Ltd., 2017-16SA, Rule 144A (1),(8)	(NR, NR)	04/15/39	0.000	1,277,752
1,000	Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd., 2023-1A, Rule 144A, 3 mo. USD Term SOFR + 3.350% (1),(9)	(NR, NR)	10/25/36	7.018	998,414
2,500	Octagon Investment Partners 38 Ltd., 2018-1A, Rule 144A, 3 mo. USD Term SOFR + 4.650% (1),(9)	(NR, NR)	10/20/37	8.318	2,531,063
2,000	Silver Point CLO 11 Ltd., 2025-11A, Rule 144A, 3 mo. USD Term SOFR + 1.350% (1),(9)	(NR, Aaa)	07/15/38	5.022	2,011,984
2,000	TPG CLO Ltd., 2025-1A, Rule 144A, 3 mo. USD Term SOFR + 1.370% (1),(9)	(NR, Aaa)	07/15/37	5.333	2,011,572
3,900	Trestles CLO IV Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 1.280% (1),(9)	(NR, NR)	10/30/38	5.071	3,919,656
4,000	Unity-Peace Park CLO Ltd., 2022-1A, Rule 144A, 3 mo. USD Term SOFR + 2.400% (1),(9)	(NR, NR)	04/20/35	6.068	4,003,761
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, 3 mo. USD Term SOFR + 6.412% (1),(9)	(NR, Caa1)	07/20/30	10.079	307,500
1,000	Vibrant CLO III Ltd., 2015-3A, Rule 144A, 3 mo. USD Term SOFR + 3.762% (1),(9)	(NR, Aa3)	10/20/31	7.429	1,007,522
500	Voya CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 3.612% (1),(9)	(BBB-, NR)	07/14/31	7.279	503,215
TOTAL ASSET BACKED SECURITIES (Cost $51,699,162)					51,119,037

Shares
COMMON STOCKS (0.4%)
Auto Parts & Equipment (0.0%)
23	Jason, Inc.(6)	129,140

Building Materials (0.0%)
118,480	JELD-WEN Holding, Inc.(6)	322,265

Cable & Satellite TV (0.0%)
54,000	Optimum Communications, Inc., Class A(6)	82,620

Chemicals (0.1%)
160,554,989	Ascend Performance Litigation Trust Interest, Class A(6),(16)	16,056
323,595,442	Ascend Performance Litigation Trust Interest, Class C(6),(16)	32,360
35,549	Ascend Performance Materials Operations LLC(6),(16)	79,985
25,202	Proppants Holdings LLC(7),(8),(16)	504
37,381	SK Mohawk Holdings, SCS(6),(16)	373,810
6,341	Utex Industries	169,095
		671,810

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2026 (unaudited)

Shares		Value
COMMON STOCKS (continued)
Energy - Exploration & Production (0.0%)
37,190	PES Energy, Class A(6),(7),(8),(16)	$372

Investments & Misc. Financial Services (0.0%)
351	Altisource Portfolio Solutions SA(6)	1,885
12,841	Altisource Portfolio Solutions SA(6)	68,957
		70,842
Personal & Household Products (0.0%)
29,405	Dream Well, Inc.(6)	274,437
29,405	Serta Simmons Bedding Equipment Co.(6),(7),(16)	0
		274,437
Pharmaceuticals (0.0%)
37,299	Akorn, Inc.(6)	1,119

Private Placement (0.0%)
127,439,226	Technicolor Creative Studios SA(6),(7),(13),(16)	0

Recreation & Travel (0.3%)
191,081	Cineworld Group PLC(6)	3,097,041

Telecom - Wireline Integrated & Services (0.0%)
20,917	Luxco Co. Ltd.(6)	395,107
TOTAL COMMON STOCKS (Cost $8,479,016)		5,044,753

WARRANTS (0.0%)
Chemicals (0.0%)
6,300	Project Investor Holdings LLC, expires 02/08/2026(6),(7),(8),(16)	0

Investments & Misc. Financial Services (0.0%)
2,821	Altisource Solutions SARL(6)	880
2,821	Altisource Solutions SARL(6)	818
6,000	Movella Holdings, Inc., expires 12/31/27(6),(7),(16)	0
		1,698
Software - Services (0.0%)
26,666	Brand Engagement Network, Inc., expires 03/14/29(6)	6,584
TOTAL WARRANTS (Cost $16,969)		8,282

SHORT-TERM INVESTMENTS (8.5%)
78,465,840	State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.65%(14)	78,465,840
23,273,785	State Street Navigator Securities Lending Government Money Market Portfolio, 3.71%(15)	23,273,785
TOTAL SHORT-TERM INVESTMENTS (Cost $101,739,625)		101,739,625

TOTAL INVESTMENTS AT VALUE (106.1%) (Cost $1,299,746,497)		1,273,903,971

LIABILITIES IN EXCESS OF OTHER ASSETS (-6.1%)		(73,004,583)

NET ASSETS (100.0%)		$1,200,899,388

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, these securities amounted to a value of $599,226,226 or 49.9% of net assets.
(2)	Security or portion thereof is out on loan.
(3)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(4)	This security is denominated in Euro.
(5)	Bond is currently in default.
(6)	Non-income producing security.
(7)	Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund's valuation designee under the oversight of the Board of Trustees.
(8)	Illiquid security.
(9)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2026. The rate may be subject to a cap and floor.
(10)	All or a portion is an unfunded loan commitment.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2026 (unaudited)

(11)	Position is unsettled. Contract rate was not determined at January 31, 2026 and does not take effect until settlement.
(12)	This security is denominated in British Pound.
(13)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse Strategic Income Fund Segregated Portfolio, an affiliated entity.
(14)	Rate shown reflects yield as at January 31, 2026.
(15)	Represents security purchased with cash collateral received for securities on loan.
(16)	Security is valued using significant unobservable inputs.

INVESTMENT ABBREVIATIONS

1 mo. = 1 month

1 yr. = 1 year

3 mo. = 3 month

6 mo. = 6 month NR = Not Rated

SARL = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

WR = Withdrawn Rating

Forward Foreign Currency Contracts

Forward		Forward
Currency to be		Currency to be		Settlement		Value on	Current	Unrealized
Purchased		Sold		Date	Counterparty	Settlement Date	Value/Notional	Appreciation
CAD	4,634,760	USD	3,355,632	10/07/26	Deutsche Bank AG	$3,355,632	$3,455,403	$99,771
CAD	2,617,200	USD	1,895,623	10/07/26	Morgan Stanley	1,895,623	1,951,229	55,606
Total Unrealized Appreciation								$155,377

Forward Foreign Currency Contracts

Forward		Forward
Currency to be		Currency to be		Settlement		Value on	Current	Unrealized
Purchased		Sold		Date	Counterparty	Settlement Date	Value/Notional	Depreciation
USD	5,265,669	CAD	7,251,960	10/07/26	Deutsche Bank AG	$(5,265,669)	$(5,406,632)	$(140,963)
USD	2,185,407	EUR	1,832,491	10/07/26	Deutsche Bank AG	(2,185,407)	(2,203,685)	(18,278)
USD	2,577,274	EUR	2,151,000	10/07/26	Morgan Stanley	(2,577,274)	(2,586,713)	(9,439)
USD	37,951	GBP	28,358	10/07/26	Deutsche Bank AG	(37,951)	(38,900)	(949)
USD	864,647	GBP	643,794	10/07/26	Morgan Stanley	(864,647)	(883,112)	(18,465)
Total Unrealized Depreciation								$(188,094)

Total Net Unrealized Appreciation/(Depreciation)								$(32,717)

Currency Abbreviations:

CAD = Canadian Dollar

EUR = Euro

GBP = Great British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical investments

●	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$557,449,212	$24,570		$557,473,782
Bank Loans	—	505,154,017	53,364,475	[1]	558,518,492
Asset Backed Securities	—	51,119,037	—		51,119,037
Common Stocks	475,727	4,065,939	503,087	[1]	5,044,753
Warrants	8,282	—	0	[1]	8,282
Short-term Investments	101,739,625	—	—		101,739,625
	$102,223,634	$1,117,788,205	$53,892,132		$1,273,903,971
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$155,377	$—		$155,377

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$188,094	$—		$188,094

1	Included a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2026 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants	Total
Balance as of October 31, 2025	$70,888	$25,579,338	$876	$0	$25,651,102
Accrued discounts (premiums)	-	89,669	-	-	89,669
Purchases	1,868	16,115,023	691,700	-	16,808,591
Sales	-	(8,352,075)	-	-	(8,352,075)
Realized gain (loss)	-	(841,989)	-	-	(841,989)
Change in unrealized appreciation (depreciation)	(48,186)	(108,803)	(189,489)	-	(346,478)
Transfers into Level 3	-	26,069,554	-	-	26,069,554
Transfers out of Level 3	-	(5,186,242)	-	-	(5,186,242)
Balance as of January 31, 2026	$24,570	$53,364,475	$503,087	$0	$53,892,132

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2026	$(48,186)	$(684,766)	$(189,489)	$-	$(922,441)

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value
Asset Class	At January 31, 2026	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Corporate Bonds	$24,570	Income Approach	Expected Remaining Distribution	$0.00 – 0.48 (0.47)
Bank Loans	1,137,483	Income Approach	Expected Remaining Distribution	0.00 – 1.00 (0.69)
	52,226,993	Vendor Pricing	Single Broker Quote	0.29 – 1.04 (0.95)
Common Stocks	876	Income Approach	Expected Remaining Distribution	0.00 – 0.02 (0.02)
	502,210	Vendor Pricing	Single Broker Quote	0.00 – 10.00 (7.80)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM (Americas) considers may include (i) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (ii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iii) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (iv) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2026, $26,069,554 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $5,186,242 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at https://us-fund.ubs.com/en/home, as well as on the website of the Securities and Exchange Commission at www.sec.gov.